As filed with the U.S. Securities and Exchange Commission on November 26, 2008
File No. 2-73948
 File No. 811-3258

SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[X]
	Pre-Effective Amendment No. __		[ ]
	Post-Effective Amendment No. 112		[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			[X]
Amendment No. 113
(Check appropriate box or boxes.)
DFA INVESTMENT DIMENSIONS GROUP INC.
(Exact Name of Registrant as Specified in Charter)
	1299 Ocean Avenue, Santa Monica CA	90401
	(Address of Principal Executive Office)	(Zip Code)
	Registrant’s Telephone Number, including Area Code	(310) 395-8005
Catherine L. Newell, Esquire, Vice President and Secretary
DFA Investment Dimensions Group Inc.,
1299 Ocean Avenue, Santa Monica, California 90401
(Name and Address of Agent for Service)
Please send copies of all communications to:
Mark A. Sheehan, Esquire
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8027

It is proposed that this filing will become effective (check appropriate box):
[]	immediately upon filing pursuant to paragraph (b)
[X]	on November 30, 2008 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on [Date] pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [Date] pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

     DFA Short-Term Extended Quality Portfolio
DFA Intermediate-Term Extended Quality Portfolio

This Post-Effective Amendment No. 112/113 to Registration File Nos. 2-73948/811-3258 includes the following:

1.	FACING PAGE

2.	CONTENTS PAGE

3.	PART A -- Prospectus relating to the Registrant's DFA Short-Term Extended Quality Portfolio and DFA Intermediate-Term Extended Quality Portfolio series of shares

4.	PART B -- Statement of Additional Information relating to the Registrant’s DFA Short- Term Extended Quality Portfolio and DFA Intermediate-Term Extended Quality Portfolio series of shares

5.	PART C -- Other Information

6.	SIGNATURES

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November 30, 2008 P R O S P E C T U S
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Please carefully read the important information it contains before investing.

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA Investment Dimensions Group Inc. is an investment company that offers a variety of investment portfolios. The Portfolios described in this Prospectus:

• Are generally available only to institutional investors and clients of registered investment advisors
• Have their own investment objective and policies, and are the equivalent of a separate mutual fund
• Do not charge a sales commission or “load.”
 • Are designed for long-term investors.

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

INSTITUTIONAL CLASS SHARES

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The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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TABLE OF CONTENTS
RISK/RETURN SUMMARY	1
ABOUT THE PORTFOLIOS	1
MANAGEMENT	1
FIXED INCOME INVESTMENT APPROACH	1
INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS	1
PRINCIPAL RISKS	2
OTHER RISKS	3
OTHER INFORMATION	3
RISK AND RETURN BAR CHART AND TABLE	4
FEES AND EXPENSES	5
ANNUAL FUND OPERATING EXPENSES	5
EXAMPLE	6
HIGHLIGHTS	6
MANAGEMENT SERVICES	6
DIVIDEND POLICY	6
PURCHASE, VALUATION, AND REDEMPTION OF SHARES	6
INVESTMENT OBJECTIVE AND POLICIES	6
PORTFOLIO STRATEGY	9
SECURITIES LOANS	10
MANAGEMENT OF THE PORTFOLIO	10
INVESTMENT SERVICES	11
DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES	12
PURCHASE OF SHARES	13
CASH PURCHASES	13
IN-KIND PURCHASES	14
POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING	15
VALUATION OF SHARES	17
NET ASSET VALUE	17
PUBLIC OFFERING PRICE	18
EXCHANGE OF SHARES	19
REDEMPTION OF SHARES	20
REDEMPTION PROCEDURE	20
REDEMPTION OF SMALL ACCOUNTS	21
IN-KIND REDEMPTIONS	21
DISCLOSURE OF PORTFOLIO HOLDINGS	21
DELIVERY OF SHAREHOLDER DOCUMENTS	21
SERVICE PROVIDERS	22
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RISK/RETURN SUMMARY About the Portfolios

  The Institutional Class shares described in this Prospectus are generally offered to institutional investors and clients of registered investment advisors.
  The Portfolios do not charge sales commissions or “loads.”
  The Portfolios are designed for long-term investors.

Management

Dimensional Fund Advisors LP (the “Advisor”) is the investment manager for the Portfolios.

Fixed Income Investment Approach

Portfolio construction: Generally, the Advisor structures the Portfolios by:

1.	Setting a maturity range.

2.	Implementing the Advisor’s quality and eligibility guidelines.

3.	Purchasing securities with a view to maximizing returns.

Investment Objective, Strategies, and Risks DFA Short-Term Extended Quality Portfolio

FDuration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

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  Investment Objective: Maximize total returns from the universe of debt securities in which the Portfolio invests.
  Investment Strategy: Seek to maximize total returns from a universe of U.S. and foreign corporate debt securities with an investment grade credit rating. The Portfolio emphasizes investment grade obligations rated in the lower half of the investment grade spectrum (i.e., rated BBB- to A+ by Standard & Poor’s Rating Group or Baa3 to A1 by Moody’s Investor’s Service, Inc.). The Portfolio primarily invests in securities that mature within five years from the date of settlement and maintains an average portfolio duration of three years or less. The Portfolio hedges foreign currency risks. The Advisor will manage the Portfolio with a view to capturing credit risk premiums and maturity premiums (see “INVESTMENT OBJECTIVE AND POLICIES - “Portfolio Strategy”).
  Principal Risks: Market Risk, Foreign Securities and Currencies Risk, Interest Rate Risk, Credit Risk, Income Risk and Risk of Banking Concentration.
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DFA Intermediate-Term Extended Quality Portfolio

  Investment Objective: Maximize total returns from the universe of debt securities in which the Portfolio invests.

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  Investment Strategy: Seek to maximize total returns from a universe of U.S. and foreign corporate debt securities with an investment grade credit rating. The Portfolio
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  emphasizes investment grade obligations rated in the lower half of the investment grade spectrum (i.e., rated BBB- to A+ by Standard & Poor’s Rating Group or Baa3 to A1 by Moody’s Investor’s Service, Inc.). The Portfolio primarily invests in securities that mature within five to ten years from the date of settlement and maintains an average dollar-weighted portfolio maturity of between three and ten years. The Portfolio hedges foreign currency risks. The Advisor will manage the Portfolio with a view to capturing credit risk premiums and maturity premiums (see “INVESTMENT OBJECTIVE AND POLICIES - “Portfolio Strategy”).
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  Principal Risks: Market Risk, Foreign Securities and Currencies Risk, Interest Rate Risk, Credit Risk, Income Risk and Risk of Banking Concentration.

Principal Risks

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Portfolios, which own the securities, to rise or fall. Because the value of your investment in the Portfolios will fluctuate, there is the risk that you may lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Portfolios will hedge foreign currency risk.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income securities prices fall. When interest rates fall, fixed income securities prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact a Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Income Risk: Income risk is the risk that falling interest rates will cause the Portfolio’s income to decline.

Call Risk: Call risk is the risk that during periods of falling interest rates, a bond issuer will call or repay a higher-yielding bond before its maturity date, forcing the Portfolio to reinvest in bonds with lower interest rates than the original obligations.

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Risks of Banking Concentration: Each Portfolio will concentrate its assets (invest more than 25% of its total assets) in obligations of U.S. and/or foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange (“NYSE”) is open for trading. Focus on the banking industry would link the performance of a Portfolio to changes in the performance of the banking industry generally. For example, a change in the market’s perception of the riskiness of banks compared to non-banks would cause the value of a Portfolio’s securities to fluctuate. Banks are very sensitive to changes in money market and general economic conditions. The profitability of the banking industry is dependent upon banks being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending operations. Adverse general economic conditions can cause financial difficulties for a bank’s borrowers and the borrowers failure to repay their loans can adversely affect the bank’s financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

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Other Risks

Derivatives: Derivatives are securities, such as futures and swap contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Each Portfolio uses foreign currency contracts to hedge foreign currency risks. Each Portfolio also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Portfolio’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Each Portfolio may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When a Portfolio uses derivatives for non-hedging purposes, the Portfolio will be directly exposed to the risks of those derivatives. Gains or losses from derivative investments may be substantially greater than the derivatives’ original cost. Additional risks are associated with the use of credit default swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement).

Securities Lending: Each Portfolio may lend its portfolio securities to generate additional income. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio also could lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending may have certain potential adverse tax consequences. See “SECURITIES LOANS” for further information on securities lending.

Other Information

Commodity Pool Operator Exemption: The Portfolios are operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

Risk and Return Bar Chart and Table

Performance information is not available for the Portfolios because they are new.

FEES AND EXPENSES

     This table describes the fees and expenses you may pay if you buy and hold shares of the Portfolios.

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Shareholder Fees (fees paid directly from your investment): None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

INSTITUTIONAL CLASS SHARES

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
Management Fee	0.20%
Other Expenses	0.12%*
Total Annual Operating Expenses	0.32%
Fee Waiver and/or Expense Reimbursement	(0.10%)

Net Expenses	0.22%** _____

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
Management Fee	0.25%
Other Expenses	0.12%*
Total Annual Operating Expenses	0.37%
Fee Waiver and/or Expense Reimbursement	(0.10%)

Net Expenses	0.27%** _____

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*	“Other Expenses” are annualized expenses based on anticipated fees and expenses payable by the Portfolio through the fiscal year ending October 31, 2009.

**	Pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolios, the Advisor has agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a Portfolio (not including expenses incurred through an investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the DFA Short-Term Extended Quality Portfolio and the DFA Intermediate-Term Extended Quality Portfolio to 0.22% and 0.27%, respectively, of each Portfolio’s average net assets on an annualized basis (“Expense Limitation Amount”). At any time that the annualized Portfolio Expenses of a Portfolio are less than the Portfolio’s Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized expenses to exceed the Portfolio’s Expense Limitation Amount. The Portfolios are not obligated to reimburse the Advisor for fees previously waived and/or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement will remain in effect for an initial period until March 1, 2010, and then shall continue in effect from year to year thereafter, for one-year periods, unless terminated by DFA Investment Dimensions Group Inc. (the “Fund”) or the Advisor.

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EXAMPLE

     This Example is meant to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

INSTITUTIONAL CLASS SHARES

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	l Year	3 Years

DFA Short-Term Extended Quality Portfolio	$23	$93
DFA Intermediate-Term Extended Quality Portfolio	$28	$109
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     Because the Portfolios are new, the Example is based on the anticipated expenses for each Portfolio for the current fiscal year, and does not extend over five- and ten-year periods. The costs for a Portfolio reflect the “Net Expenses” of the Portfolio that result from the contractual expense waiver and assumption in the first year only.

HIGHLIGHTS

Management Services

     The Advisor serves as investment advisor to the Portfolios. See “MANAGEMENT OF THE PORTFOLIO.”

Dividend Policy

     The Portfolios distribute dividends from their net investment income quarterly (on a calendar basis) and any net realized capital gains will be distributed annually after the end of the fiscal year. See “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

Purchase, Valuation, and Redemption of Shares

     The shares of the Portfolios are offered and redeemed at net asset value, which is calculated as of the close of the New York Stock Exchange (the “NYSE”) on each day that the NYSE is open for business. The value of a Portfolio’s shares will fluctuate in relation to the Portfolio’s own investment experience. See “PURCHASE OF SHARES,” “VALUATION OF SHARES,” and “REDEMPTION OF SHARES.”

INVESTMENT OBJECTIVE AND POLICIES

DFA Short-Term Extended Quality Portfolio

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     The investment objective of the DFA Short-Term Extended Quality Portfolio is to maximize total returns from the universe of debt securities in which the Portfolio invests. The Portfolio seeks to achieve its investment objective by investing with an emphasis on a universe of U.S. and foreign corporate debt

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securities the Advisor considers to be of extended quality as they are rated in the lower half of the investment grade spectrum (i.e., rated BBB- to A+ by Standard & Poor’s Rating Group or Baa3 to A1 by Moody’s Investor’s Service, Inc.). The Portfolio will also invest in higher-rated corporate debt securities, obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having investment grade ratings, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations, such as the World Bank, the European Investment Bank, European Economic Community and European Coal and Steel Community At the present time, the Advisor expects that most investments will be made in the obligations of issuers that are located in developed countries, such as those countries which are members of the Organization of Economic Cooperation and Development (OECD). However, in the future, the Advisor anticipates investing in issuers located in other countries as well.

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     The Portfolio primarily invests in securities that mature within five years from the date of settlement and maintains an average portfolio duration of three years or less. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities considered to be investment grade quality. If the Portfolio changes this investment policy, it will notify shareholders at least 60 days before the change, and will change the name of the Portfolio.

     The Portfolio’s investments may include foreign securities denominated in foreign currencies. The Portfolio intends to hedge any foreign currency exposure. The Portfolio may hedge such currency exposure by entering into foreign forward currency contracts. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Portfolio may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies (see “Investment in the Banking Industry”).

DFA Intermediate-Term Extended Quality Portfolio

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     The investment objective of the DFA Intermediate-Term Extended Quality Portfolio is to maximize total returns from the universe of debt securities in which the Portfolio invests. The Portfolio seeks to achieve its investment objective by investing with an emphasis on a universe of U.S. and foreign corporate debt securities the Advisor considers to be of extended quality as they are rated in the lower half of the investment grade spectrum (i.e., rated BBB- to A+ by Standard & Poor’s Rating Group or Baa3 to A1 by Moody’s Investor’s Service, Inc.). The Portfolio will also invest in higher-rated corporate debt securities, obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having investment grade ratings, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations, such as the World Bank, the European Investment Bank, European Economic Community and European Coal and Steel Community At the present time, the Advisor expects that most investments will be made in the obligations of issuers that are located in developed countries, such as those countries which are members of the Organization of Economic Cooperation and Development (OECD). However, in the future, the Advisor anticipates investing in issuers located in other countries as well.

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     The Portfolio primarily invests in securities that mature within five to ten years from the date of settlement and maintains an average dollar-weighted portfolio maturity of between three and ten years. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities considered to be investment grade quality. If the Portfolio changes this investment policy, it will notify shareholders at least 60 days before the change, and will change the name of the Portfolio.

     The Portfolio’s investments may include foreign securities denominated in foreign currencies. The Portfolio intends to hedge any foreign currency exposure. The Portfolio may hedge such currency exposure by entering into foreign forward currency contracts. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Portfolio may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies (see “Investment in the Banking Industry”).

Description of Investments

     The following is a description of the categories of investments that may be acquired by the DFA Short-Term Extended Quality Portfolio and DFA Intermediate-Term Extended Quality Portfolio:

     1. U.S. Government Obligations—Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.

     2. U.S. Government Agency Obligations—Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support. The U.S. government agency obligations include, but are not limited to, securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, including Ginnie Mae pass-through certificates. Other securities issued by agencies and instrumentalities sponsored by the U.S. government may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or are supported only by the credit of such agencies, such as Freddie Mac and Fannie Mae.

     3. Corporate Debt Obligations—Nonconvertible corporate debt securities (e.g., bonds and debentures), which have received an investment grade rating by Moody’s Investors Service, Inc. or Standard & Poor’s Rating Group or if unrated have been determined by the Advisor to be of comparable quality.

     4. Bank Obligations—Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances. Bank certificates of deposit will only be acquired from banks having assets in excess of $1,000,000,000.

     5. Commercial Paper—Rated, at the time of purchase, A2 or better by S&P or Prime2 or better by Moody’s, or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated Baa3 by Moody’s or BBB- by S&P.

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     6. Repurchase Agreements—Instruments through which the Portfolios purchase securities (“underlying securities”) from a bank or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the securities at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. The Portfolios will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of the Portfolio’s total assets would be so invested. In addition, a repurchase agreement with a duration of more than seven days will be subject to a Portfolio’s illiquid securities policy. The Portfolios also will only invest in repurchase agreements with a bank if the bank has at least $1,000,000,000 in assets and is approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the securities plus any accrued interest thereon so that they will at least equal the repurchase price.

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     7. Foreign Government and Agency Obligations—Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.

     8. Supranational Organization Obligations—Debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

     9. Foreign Issuer Obligations—Debt securities of non-U.S. issuers that have received an investment grade rating by Moody’s Investors Service, Inc. or Standard & Poor’s Rating Group or if unrated have been determined by the Advisor to be of comparable quality.

     10. Eurodollar Obligations—Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States.

     11. Money Market Funds—The Portfolios may invest in affiliated and unaffiliated unregistered and registered money market funds. Investments in money market funds may involve a duplication of certain fees and expenses.

     The categories of investments that may be acquired by each Portfolio may include both fixed and floating rate securities. Floating rate securities bear interest at rates that vary with prevailing market rates. Interest rate adjustments are made periodically (e.g., every six months), usually based on a money market index such as the London Interbank Offered Rate (LIBOR) or the Treasury bill rate.

Investments in the Banking Industry

     The Portfolios will invest more than 25% of their total respective assets in obligations of U.S. and foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the NYSE is open for trading. For purposes of this policy, the Advisor considers eligible portfolio investments to be those securities that are on the Advisor’s then current buy list that are available for purchase. This policy can only be changed by a vote of shareholders.

     The types of bank and bank holding company obligations in which the Portfolios may invest include: certificates of deposit, bankers’ acceptances, commercial paper and other debt obligations, provided such obligations meet each Portfolio’s established credit rating criteria as stated above. In addition, the Portfolios are authorized to invest more than 25% of their total assets in Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities. The Portfolios may also invest in non-dollar denominated certificates.

Portfolio Strategy

     The Portfolios will be managed with a view to capturing credit risk premiums and term or maturity premiums. The term “credit risk premium” means the anticipated incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and “maturity risk premium” means the anticipated incremental return on investment for holding securities having maturities longer than one month compared to securities having a maturity of one month. The Advisor believes that credit risk premiums are available through investment in instruments rated in ranges discussed above. The holding period for assets in the portfolios will be chosen with a view to maximizing anticipated returns, net of trading costs.

SECURITIES LOANS

     The Portfolios are authorized to lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of earning additional income. While the Portfolios may earn additional income from lending securities, such activity is incidental to the investment objective of the Portfolios. The value of securities loaned may not exceed 33 1/3% of the value of a Portfolio’s total assets, which includes the value of collateral received. To the extent a Portfolio loans a portion of its securities, the Portfolio will receive collateral consisting generally of cash or U.S. government securities, which will be maintained by marking to market daily in an amount equal to at least: (i) 100% of the current market value of the loaned securities, with respect to securities of the U.S. government or its agencies; (ii) 102% of the current market value of the loaned securities, with respect to U.S. securities; and (iii) 105% of the current market value of the loaned securities, with respect to foreign securities. Subject to its stated investment policies, a Portfolio may invest the collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, a Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest, or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. See the Portfolios’ Statement of Additional Information (the “SAI”) for a further discussion of the tax consequences related to securities lending. A Portfolio will be entitled to recall a loaned security to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Portfolio knows that a material event will occur. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. See “OTHER RISKS—SECURITIES LENDING” for a discussion of the risks related to securities lending.

MANAGEMENT OF THE PORTFOLIO

     The Advisor serves as investment advisor to the Portfolios. As such, the Advisor is responsible for the management of each Portfolio’s assets. The Portfolios are managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and trading personnel.

     The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has seven members. Investment strategies for the Portfolios are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types, and brokers.

     In accordance with the team approach used to manage the Portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios, including running buy and sell programs, based on the parameters established by the Investment Committee. David A. Plecha, the portfolio manager for the Portfolios, coordinates the efforts of all other portfolio managers with respect to the day-to-day management of the Portfolios and other fixed income portfolios managed by the Advisor.

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     Mr. Plecha is a Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Plecha received his BS from the University of Michigan at Ann Arbor in

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1983 and his MBA from the University of California at Los Angeles in 1987. Mr. Plecha has served as a portfolio manager for the fixed income portfolios managed by the Advisor since the end of 1991. The Portfolios’ SAI provides information about Mr. Plecha’s compensation, other accounts managed by Mr. Plecha, and Mr. Plecha’s ownership of Portfolio shares.

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     The Advisor provides the Portfolios with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining best price and execution. The Advisor’s address is 1299 Ocean Avenue, Santa Monica, CA 90401.

     DFA Investment Dimensions Group Inc. (the “Fund”) bears all of its own costs and expenses, including: services of its independent registered public accounting firm, legal counsel, brokerage commissions, and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services, and custodian fees. Expenses allocable to a particular portfolio of the Fund, such as the Portfolios, are so allocated. The expenses of the Fund that are not allocable to a particular portfolio are borne by each portfolio on the basis of its relative net assets.

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     The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. Prior to November 3, 2006, the Advisor was named Dimensional Fund Advisors Inc. and was organized as a Delaware corporation. The Advisor controls Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”). As of November 14, 2008 assets under management for all affiliated advisors totaled approximately $102 billion.

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     For the management fee that each Portfolio is expected to incur for the current fiscal year, see “ANNUAL FUND OPERATING EXPENSES.” A discussion regarding the basis for the Board’s approving the investment management agreement with respect to the Portfolios will be available in future annual or semi-annual reports to shareholders of the Portfolios.

Investment Services

     Pursuant to Sub-Advisory Agreements with the Advisor, DFA Australia, Level 43 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia, has the authority and responsibility to select brokers and dealers to execute securities transactions for the Portfolios. DFA Australia’s duties include the maintenance of a trading desk for the Portfolios and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of each Portfolio and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities that are eligible for purchase and sale by the Portfolios and may delegate this task, subject to its own review, to DFA Australia. DFA Australia maintains and furnishes to the Advisor information and reports on Japanese and Asia Pacific Rim fixed income securities, including its recommendations of securities to be added to the securities that are eligible for purchase by the Portfolios, as well as making recommendations and elections on corporate actions. The Advisor pays DFA Australia for the services it provides to the Portfolios.

     Pursuant to Sub-Advisory Agreements with the Advisor, DFAL, 7 Down Street, London, W1J7AJ, United Kingdom, a company that is organized under the laws of England, has the authority and responsibility to select brokers or dealers to execute securities transactions for the Portfolios. DFAL’s duties include the maintenance of a trading desk for the Portfolios and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of each Portfolio and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities that are eligible for purchase and sale by the Portfolios and may delegate this task, subject to its own review, to DFAL. DFAL maintains and furnishes to the Advisor information and reports on United Kingdom and European fixed income securities, including DFAL’s recommendations of securities to be added to the securities that are eligible for purchase by the Portfolios, as well as making recommendations and elections on corporate actions. The Advisor pays DFAL for the services it provides to the Portfolios. DFAL is a member of the Financial Services Authority (“FSA”), a self-regulatory organization for investment managers operating under the laws of England.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

     Dividends and Distributions. Each Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes to you. In general, the Portfolios distribute substantially all net investment income quarterly (on a calendar basis) and any net realized capital gains (after any reductions for capital loss carryforwards) annually, typically in December. The Portfolios may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolios. The amount of any distribution will vary, and there is no guarantee the Portfolios will pay either an income dividend or a capital gains distribution.

     Shareholders of the Portfolios will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolios at net asset value (as of the business date following the dividend record date), unless, upon written notice to the Advisor and completion of account information, the shareholder selects one of the options listed below:

     Income Option—to receive income dividends in cash and capital gains distributions in additional shares at net asset value.

     Capital Gains Option—to receive capital gains distributions in cash and income dividends in additional shares at net asset value.

Cash Option—to receive both income dividends and capital gains distributions in cash.

     Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

     Avoid “Buying A Dividend.” If you are a taxable investor and invest in a Portfolio shortly before the record date of a taxable distribution, the distribution will lower the value of the Portfolio’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

     Tax Considerations. Dividends and distributions paid to a qualified, tax-deferred retirement plan, such as a 401(k) plan, accumulate free of federal income taxes. In addition, the sale or redemption by a tax-deferred retirement plan of a Portfolio’s shares will not be subject to federal income taxes.

     In general, if you are a taxable investor, Portfolio distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

     For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you as ordinary income. Portfolio distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by a Portfolio may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gains rates provided certain holding period requirements are met.

     Sale or Redemption of Portfolio Shares. The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders who are subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two portfolios. Any loss incurred on a sale or exchange of a Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you with respect to such shares.

     Backup Withholding. By law, a Portfolio is required to withhold 28% of taxable dividends, capital gains distributions, and redemption proceeds paid to shareholders who do not provide their proper taxpayer identification numbers and certain required certifications. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). A Portfolio must also withhold if the IRS instructs it to do so.

     Other. In addition to federal taxes, shareholders may be subject to state and local taxes on distributions from a Portfolio and on gains arising on redemption or exchange of a Portfolio’s shares.

     Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty tax rate on dividends paid by a Portfolio, subject to a limited exemption for dividends designated as capital gain dividends. Notwithstanding such exemption, a non-U.S. investor is subject to backup withholding at a rate of 28% on dividends, capital gains distributions, and redemption proceeds paid to a shareholder who fails to properly certify that the shareholder is not a U.S. person. Non-U.S. investors also may be subject to U.S. estate tax.

     This discussion of “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES” is not intended or written to be used as tax advice. Prospective investors should consult the SAI. Because everyone’s tax situation is unique, you should also consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Portfolio.

PURCHASE OF SHARES

Cash Purchases

     Investors may purchase Institutional Class shares of a Portfolio by first contacting the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment. A Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions, and a limited number of certain other investors as approved from time to time by the Advisor (“Eligible Investors”). Eligible Investors include employees, former employees, shareholders and directors of the Advisor and the Fund, and friends and family members of such persons. All investments are subject to approval by the Advisor, and all investors must complete and submit the necessary account registration forms in good order. The Fund reserves the right to reject any initial or additional investment and to suspend the offering of shares of a Portfolio.

     “Good order” with respect to the purchases of shares means that (1) a fully completed and properly signed Account Registration Form and any additional supporting legal documentation required by the Advisor have been received in legible form, and (2) the Advisor has been notified of the purchase by telephone and, if the Advisor so requests, also in writing, no later than the close of regular trading on the NYSE (normally 1:00 p.m. PST) on the day of the purchase. If an order to purchase shares must be cancelled due to nonpayment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is cancelled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

     Investors having an account with a bank that is a member or a correspondent of a member of the Federal Reserve System may purchase shares by first calling the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment, then requesting the bank to transmit immediately available funds (federal funds) by wire to PNC Bank, N.A. for the account of DFA Investment Dimensions Group Inc. (specify Portfolio). Additional investments also may be made through the wire procedure by first notifying the Advisor. Investors who wish to purchase shares of a Portfolio by check should send their check to DFA Investment Dimensions Group Inc. (specify Portfolio), c/o PNC Global Investment Servicing, P.O. Box 8916, Wilmington, Delaware 19899-8916.

     Payment of the total amount due should be made in U.S. dollars. However, subject to approval by the Advisor, payment may be made in any freely convertible currency and the necessary foreign exchange transactions will be arranged on behalf of, and at the expense of, the applicant. Applicants settling in any currency other than U.S. dollars are advised that a delay in processing a purchase or redemption may occur to allow for currency conversion.

     Shares also may be purchased and sold by individuals through securities firms that may charge a service fee or commission for such transactions. No such fee or commission is charged on shares that are purchased or redeemed directly from the Fund. Investors who are clients of investment advisory organizations also may be subject to investment advisory fees under their own arrangements with such organizations.

In-Kind Purchases

     If accepted by the Fund, shares of a Portfolio may be purchased in exchange for securities that are eligible for acquisition by a Portfolio or otherwise represented in its portfolio as described in this Prospectus or in exchange for local currencies in which such securities of a Portfolio are denominated. Securities and local currencies accepted by the Fund for exchange and Portfolio shares to be issued in the exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interests, subscription, or other rights pertaining to such securities shall become the property of a Portfolio and must be delivered to the Fund by the investor upon receipt from the issuer. Investors that desire to purchase shares of a Portfolio with local currencies should first contact the Advisor.

     The Fund will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Portfolio and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. government securities) being exchanged, together with other securities of the same issuer owned by the Portfolio, may not exceed 5% of the net assets of the Portfolio immediately after the transaction. The Fund will accept such securities for investment and not for resale.

     A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor. Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

     The Portfolios are designed for long-term investors and are not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolios, including but not limited to market timing. Short-term or excessive trading into and out of the Portfolios can disrupt portfolio management strategies, harm performance, and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

     In addition, the nature of the Portfolios’ holdings may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the price of a Portfolio’s holdings and the reflection of those changes in a Portfolio’s net asset value (called “arbitrage market timing”). Such delays may occur because a Portfolio has significant investments in foreign securities where, due to time zone differences, the values of those securities are established some time before the Portfolio calculates its net asset value. In such circumstances, the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time the Portfolio calculates its net asset value. There is a possibility that arbitrage market timing may dilute the value of a Portfolio’s shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a net asset value that does not reflect appropriate fair value prices).

     The Board has adopted a policy (the “Trading Policy”) and the Advisor and DFA Securities Inc. (collectively, “Dimensional”) and their agents have implemented the following procedures, which are designed to discourage and prevent market timing or excessive short-term trading in the Portfolios: (i) trade activity monitoring and purchase blocking procedures, and (ii) use of fair value pricing.

     The Fund, Dimensional, and their agents monitor trades and flows of money into and out of the Portfolios from time to time in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Trading Policy. The Fund reserves the right to take the actions necessary to stop excessive or disruptive trading activities, including refusing or canceling purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that the Fund believes are made on behalf of market timers. The Fund, Dimensional, and their agents reserve the right to restrict, refuse, or cancel any purchase or exchange request made by an investor indefinitely if the Fund or Dimensional believes that any combination of trading activity in the accounts is potentially disruptive to a Portfolio. In making such judgments, the Fund and Dimensional seek to act in a manner that is consistent with the interests of shareholders. For purposes of applying these procedures, Dimensional may consider an investor’s trading history in a Portfolio, and accounts under common ownership, influence, or control.

     In addition to the Fund’s general ability to restrict potentially disruptive trading activity as described above, the Fund also has adopted purchase blocking procedures. Under the Fund’s purchase blocking procedures, where an investor has engaged in any two purchases and two redemptions

(including redemptions that are part of an exchange transaction) in a Portfolio in any rolling 30 calendar day monitoring period (i.e., two “round-trips”), the Fund and Dimensional intend to block the investor from making any additional purchases in that Portfolio for 90 calendar days (a “purchase block”). If implemented, a purchase block will begin at some point after the transaction that caused the investor to have engaged in the prohibited two round-trips is detected by the Fund, Dimensional, or their agents. The Fund and Dimensional are permitted to implement a longer purchase block, or permanently bar future purchases by an investor, if they determine that it is appropriate.

     Under the Fund’s purchase blocking procedures, the following purchases and redemptions will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each transaction of less than $5,000; (ii) purchases and redemptions by U.S. registered investment companies that operate as funds of funds pursuant to Section 12(d)(1)(G) of the Investment Company Act of 1940 (the “1940 Act”) or an SEC exemptive order, and non-U.S. investment companies that operate as funds of funds (subject to monitoring by Dimensional); (iii) purchases and redemptions by a feeder portfolio of a master fund’s shares; (iv) systematic or automated transactions where the shareholder, financial advisor, or investment fiduciary does not exercise direct control over the investment decision; (v) retirement plan contributions, loans, loan repayments, and distributions (including hardship withdrawals) identified as such in the retirement plan recordkeeper’s system; (vi) purchase transactions involving transfers of assets, rollovers, Roth IRA conversions, and IRA recharacterizations; (vii) purchases of shares with Portfolio dividends or capital gain distributions; (viii) transfers and reregistrations of shares within the same Portfolio; and (ix) transactions by 529 Plans. Notwithstanding the Fund’s purchase blocking procedures, all transactions in Portfolio shares are subject to the right of the Fund and Dimensional to restrict potentially disruptive trading activity (including purchases and redemptions described above that will not be subject to the purchase blocking procedures).

     The Fund, Dimensional, or their designees have the ability, pursuant to Rule 22c-2 under the 1940 Act, to request information from financial intermediaries, such as 401(k) plan administrators, trust companies and broker-dealers (together, “Intermediaries”), concerning trades placed in omnibus and other multi-investor accounts (together, “Omnibus Accounts”), in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts. The Fund, Dimensional, and their designees will use the information obtained from the Intermediaries to monitor trading in the Fund and to attempt to identify shareholders in Omnibus Accounts engaged in trading that is inconsistent with the Trading Policy or otherwise not in the best interests of the Fund. The Fund, Dimensional, or their designees, when they detect trading patterns in shares of the Portfolios (or other portfolios of the Fund) that may constitute short-term or excessive trading, will provide written instructions to the Intermediary to restrict or prohibit further purchases or exchanges of shares of the Portfolios (and other portfolios of the Fund) by a shareholder that has been identified as having engaged in excessive or short-term transactions in the Portfolios’ shares (directly or indirectly through the Intermediary’s account) that violate the Trading Policy.

     The ability of the Fund and Dimensional to impose these limitations, including the purchase blocking procedures, on investors investing through Intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the Intermediary’s cooperation in implementing the Trading Policy. Investors seeking to engage in excessive short-term trading practices may deploy a variety of strategies to avoid detection, and despite the efforts of the Fund and Dimensional to prevent excessive short-term trading, there is no assurance that the Fund, Dimensional or their agents will be able to identify those shareholders or curtail their trading practices. The ability of the Fund, Dimensional and their agents to detect and limit excessive short-term trading also may be restricted by operational systems and technological limitations.

     The purchase blocking procedures of the Trading Policy may not apply to redemptions by shareholders whose shares are held on the books of Intermediaries if the Intermediaries have not adopted procedures to implement this Policy. The Fund and Dimensional will work with Intermediaries to develop such policies to institute the purchase blocking procedures or other procedures that the Fund and Dimensional determine are reasonably designed to achieve the objective of this Trading Policy. At the time the Intermediaries adopt these procedures, shareholders whose accounts are on the books of such Intermediaries will be subject to the Trading Policy’s purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking procedures. Investors that invest in the Portfolio through an Intermediary should contact the Intermediary for information concerning the policies and procedures that apply to the investors.

     As of the date of this Prospectus, the ability of the Fund and Dimensional to apply the purchase blocking procedures on purchases by all investors, and the ability of the Fund and Dimensional to monitor trades through Omnibus Accounts maintained by Intermediaries, may be restricted due to systems limitations of both the Fund’s service providers and the Intermediaries. The Fund expects that the application of the Trading Policy as described above, including the purchase blocking procedures (subject to the limitations described above), will be able to be implemented by Intermediaries in compliance with Rule 22c-2 under the 1940 Act.

     In addition, the purchase blocking procedures will not apply to a redemption transaction in which a Portfolio distributes portfolio securities to a shareholder in-kind, where the redemption will not disrupt the efficient portfolio management of the Portfolio and the redemption is consistent with the interests of the remaining shareholders of the Portfolio.

     In addition to monitoring trade activity, the Board has adopted fair value pricing procedures that govern the pricing of the securities of the Portfolios. These procedures are designed to help ensure that the prices at which Portfolio shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. See the discussion under “VALUATION OF SHARES—Net Asset Value” for additional details regarding fair value pricing of a Portfolio’s securities.

     Although the procedures are designed to discourage excessive short-term trading, none of the procedures individually nor all of the procedures taken together can completely eliminate the possibility that excessive short-term trading activity in a Portfolio may occur.

VALUATION OF SHARES

Net Asset Value

     The net asset value per share of each Portfolio is calculated on days that the NYSE is open for trading. The net asset value per share of each Portfolio is calculated after the close of the NYSE (normally, 1:00 p.m. PT) by dividing the total value of the Portfolio’s investments and other assets, less any liabilities, by the total outstanding shares of the stock of the respective Portfolio. Each Portfolio generally calculates its net asset value per share and accepts purchase and redemption orders on days that the NYSE is open for trading. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

     The value of shares of each Portfolio will fluctuate in relation to its investment experience. Securities held by a Portfolio will be valued in accordance with applicable laws and procedures adopted by the Board, and generally, as described below.

     Securities held by the Portfolios (including over-the-counter securities) are valued at the last quoted sales price of the day. Securities held by the Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sales price or NOCP of the day, the Portfolios value the securities at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

     The value of the shares of the Portfolios will tend to fluctuate with interest rates because, unlike money market funds, these Portfolios do not seek to stabilize the value of their respective shares by use of the “amortized cost” method of asset valuation. Net asset value includes interest on fixed income securities which is accrued daily. Debt securities will be valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market.

     The value of the securities and other assets of the Portfolios for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of the Fund. Fair value pricing also may be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

     Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its net asset value per share. As a result, the sale or redemption by a Portfolio of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

     The net asset value per share of each Portfolio is expressed in U.S. dollars by translating the net assets of the Portfolio using the mean of the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Since the Portfolios own securities that are primarily listed on foreign exchanges which may trade on days when the Portfolios do not price their shares, the net asset values of the Portfolios may change on days when shareholders will not be able to purchase or redeem shares.

     Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by a Portfolio is determined each day as of such close.

Public Offering Price

     Provided that the transfer agent has received the investor’s Account Registration Form in good order and the custodian has received the investor’s payment, shares of the Portfolio selected will be priced at the public offering price, which is the net asset value of the shares next determined after receipt of the investor’s funds by the custodian. The transfer agent or the Fund may appoint, from time to time, sub-

transfer agents or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders, and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for a Portfolio’s shares from investors. With respect to such investors, the shares of the Portfolios will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures). No reimbursement fee or sales charge is imposed on purchases. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by a Portfolio arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to a Portfolio and may prohibit or restrict the manner in which such purchaser may place further orders.

EXCHANGE OF SHARES

     Investors may exchange Institutional Class shares of one Portfolio for Institutional Class shares of another portfolio by first contacting the Advisor at (310) 395-8005 to notify the Advisor of the proposed exchange and then completing a letter of instruction and sending it to DFA Investment Dimensions Group Inc. Letters of instruction regarding exchange of shares may be mailed to the following address:

DFA Investment Dimensions Group Inc. Attn: Client Operations 1299 Ocean Avenue Santa Monica, CA 90401.

Exchanges are accepted only into those portfolios that are eligible for the exchange privilege.

     The minimum amount for an exchange is $100,000. Shareholders that invest in a Portfolio through a financial intermediary should contact their financial intermediary for information regarding exchanges. Shareholders may also contact the Advisor for information regarding the portfolios available for exchanges and to request copies of the prospectuses of such portfolios. There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of or reject any exchange, or waive the minimum amount requirement as deemed necessary, at any time.

     Investors in any Portfolio eligible for the exchange privilege also may exchange all or part of their Portfolio shares into certain portfolios of Dimensional Investment Group Inc., subject to the minimum purchase requirement set forth in the applicable portfolio’s prospectus. Investors may contact the Advisor at the above-listed phone number for more information on such exchanges and to request copies of the prospectuses of portfolios of Dimensional Investment Group Inc.

     The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of either of the Portfolios or otherwise adversely affect the Fund, any proposed exchange is subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the portfolios involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

     The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received a letter of instruction in good order. “Good order” means a completed letter of instruction specifying the dollar amount to be exchanged, signed by all registered owners of the shares; and if the Fund does not have on file the authorized signatures for the account, proof of authority and a guarantee of the signature of each registered owner by an “eligible guarantor institution.” Such institutions generally include national or state banks, savings associations, savings and loan associations, trust companies, savings banks, credit unions, and members of a recognized stock exchange. Exchanges will be accepted only if stock certificates have not been issued and the shares of the Portfolio being acquired are registered in the investor’s state of residence.

REDEMPTION OF SHARES

Redemption Procedure

     Investors who desire to redeem shares of a Portfolio must first contact the Advisor at (310) 395-8005. Shareholders who invest in the Portfolios through a financial intermediary should contact their financial intermediary regarding redemption procedures. Each Portfolio will redeem shares at the net asset value of such shares next determined, after receipt of a written request for redemption in good order, by the transfer agent (or by an Intermediary or a Sub-designee, if applicable). “Good order” means that the request to redeem shares must include all necessary documentation, to be received in writing by the Advisor no later than the close of regular trading on the NYSE (normally 1:00 p.m. PT), including but not limited to: a letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or authorized representatives thereof) of the shares; and if the Fund does not have on file the authorized signatures for the account, proof of authority and a guarantee of the signature of each registered owner by an eligible guarantor institution; and any other required supporting legal documents. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP), and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not a part of these programs will not be accepted.

     Shareholders redeeming shares, who have authorized redemption payment by wire in writing, may request that redemption proceeds be paid in federal funds wired to the bank they have designated in writing. The Fund reserves the right to send redemption proceeds by check in its discretion; a shareholder may request overnight delivery of such check at the shareholder’s own expense. If the proceeds are wired to the shareholder’s account at a bank that is not a member of the Federal Reserve System, there could be a delay in crediting the funds to the shareholder’s bank account. The Fund reserves the right at any time to suspend or terminate the redemption by wire procedure after prior notification to shareholders. No fee is charged for redemptions. The redemption of all shares in an account will result in the account being closed. A new Account Registration Form will be required for future investments. See “PURCHASE OF SHARES.” In the interests of economy and convenience, certificates for shares are not issued.

     Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares that were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to ten days. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

     With respect to each Portfolio, the Fund reserves the right to redeem an account if the value of the shares in a specific Portfolio is $500 or less because of redemptions. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the shareholder, the Fund will give written notice of the redemption to the shareholder at least sixty days before the redemption date. The shareholder will then have sixty days from the date of the notice to make an additional investment in order to bring the value of the shares in the account for a specific Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a shareholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date. The right to redeem small accounts applies to accounts established with the Fund’s transfer agent.

In-Kind Redemptions

     When in the best interests of a Portfolio, it may make a redemption payment, in whole or in part, by a distribution of portfolio securities in lieu of cash. Such distributions will be made in accordance with the federal securities laws and regulations governing mutual funds in accordance with Rule 18f-1 under the 1940 Act. A Portfolio also reserves the right to redeem its shares in the currencies in which its investments are denominated. Investors may incur brokerage charges and other transaction costs in selling such securities and converting such currencies to dollars. Also, the value of foreign securities or currencies may be affected by currency exchange fluctuations.

DISCLOSURE OF PORTFOLIO HOLDINGS

     Each Portfolio generally will disclose up to its 25 largest portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio, as of the most recent month-end, online at the Advisor’s public website, www.dimensional.com, within 20 days after the end of each month. A Portfolio also generally will disclose its complete portfolio holdings (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, three months following the month-end. Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolios.

DELIVERY OF SHAREHOLDER DOCUMENTS

     To eliminate duplicate mailings and reduce expenses, the Portfolios may deliver a single copy of certain shareholder documents, such as this Prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolios will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call us collect at (310) 395-8005. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.

SERVICE PROVIDERS

Investment Advisor

DIMENSIONAL FUND ADVISORS LP
1299 Ocean Avenue
Santa Monica, CA 90401
Tel. No. (310) 395-8005

Investment Sub-Advisor

DIMENSIONAL FUND ADVISORS LTD.
7 Down Street
London W1J7AJ
United Kingdom
Tel. No. (20) 7016-4500

Investment Sub-Advisor

DFA AUSTRALIA LIMITED
Level 43 Gateway
1 MacQuarie Place
Sydney, New South Wales 2000
Australia
Tel. No. (612) 8 336-7100

Independent Registered Public Accounting Firm

PRICEWATERHOUSECOOPERS LLP
Two Commerce Square
Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

Custodian

CITIBANK, N.A.
111 Wall Street
New York, NY 10005

Accounting Services, Dividend Disbursing, and
Transfer Agent

PNC GLOBAL INVESTMENT SERVICING
301 Bellevue Parkway
Wilmington, DE 19809

Legal Counsel

STRADLEY, RONON, STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

Other Available Information

You can find more information about the Fund and the Portfolios in the Portfolios’ SAI and the Fund’s Annual and Semi-Annual Reports.

Statement of Additional Information. The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in its last fiscal year. The Portfolios are new so these reports are not yet available for the Portfolios.

Request free copies from:

  Your investment advisor—if you are a client of an investment advisor who has invested in a Portfolio on your behalf.
  The Fund—if you represent an institutional investor, registered investment advisor or other qualifying investor. Call collect at (310) 395-8005.
  Access them on our website at http://www.dimensional.com.
  Access them on the EDGAR Database in the SEC’s Internet site at www.sec.gov.
  Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800-SEC- 0330).
  Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Fund Advisors LP

1299 Ocean Avenue Santa Monica, CA 90401

(310) 395-8005

DFA Investment Dimensions Group Inc.—Registration No. 811-3258

RRD ______________

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

DFA Investment Dimensions Group Inc. 1299 Ocean Avenue, Santa Monica, California 90401 Telephone: (310) 395-8005

STATEMENT OF ADDITIONAL INFORMATION

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November 30, 2008
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     This statement of additional information (“SAI”) relates to the Institutional Class Shares of the DFA Short-Term Extended Quality Portfolio and the DFA Intermediate-Term Extended Quality Portfolio (the “Portfolios”) of DFA Investment Dimensions Group Inc. (the “Fund”), an open-end management investment company.

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     This SAI is not a prospectus but should be read in conjunction with the Prospectus of the Portfolios, dated November 30, 2008, as amended from time to time. As of November 30, 2008, the Portfolios had not yet commenced operations, so no financial information is shown for the Portfolios in the Fund’s annual reports. The Prospectus can be obtained by writing to the Fund at the above address or by calling the above telephone number.

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TABLE OF CONTENTS
PORTFOLIO CHARACTERISTICS AND POLICIES	1
BROKERAGE TRANSACTIONS	1
INVESTMENT LIMITATIONS	1
FUTURES CONTRACTS	3
FORWARD FOREIGN CURRENCY TRANSACTIONS	3
CREDIT DEFAULT SWAPS	4
CASH MANAGEMENT PRACTICES	4
DIRECTORS AND OFFICERS	5
SERVICES TO THE PORTFOLIO	13
ADVISORY FEES	14
PORTFOLIO MANAGER	14
GENERAL INFORMATION	16
CODE OF ETHICS	16
SHAREHOLDER RIGHTS	16
PRINCIPAL HOLDERS OF SECURITIES	17
PURCHASE OF SHARES	17
REDEMPTION AND TRANSFER OF SHARES	17
TAXATION OF THE PORTFOLIOS	18
PROXY VOTING POLICIES	23
DISCLOSURE OF PORTFOLIO HOLDINGS	25
FINANCIAL STATEMENTS	27
PERFORMANCE DATA	27

PORTFOLIO CHARACTERISTICS AND POLICIES

     The following information supplements the information set forth in the Prospectus of the Portfolios. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the Prospectus.

     Dimensional Fund Advisors LP (the “Advisor”) serves as investment advisor to the Portfolios. The Advisor is organized as a Delaware limited partnership and is controlled and operated by its general partner, Delaware Holdings Inc., a Delaware corporation.

The Portfolios are diversified under the federal securities laws and regulations.

BROKERAGE TRANSACTIONS

     Each Portfolio acquires and sells securities on a net basis with dealers that are major market makers in such securities. The Investment Committee of the Advisor selects dealers on the basis of their size, market-making, and credit analysis ability. When executing portfolio transactions for a Portfolio, the Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Portfolio effects transactions.

     Portfolio transactions will be placed with a view to receiving the best price and execution. The Portfolio will seek to acquire and dispose of securities in a manner, which would cause as little fluctuation in the market prices of securities being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. The Advisor monitors the performance of brokers that effect transactions for the Portfolio to determine the effect that the brokers’ trading has on the market prices of the securities in which the Portfolio invests. The Advisor also checks the rate of commission being paid by the Portfolio to its brokers to ascertain that the rates are competitive with those charged by other brokers for similar services.

     Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries, and general economic and financial trends, and other research services. The Investment Advisory Agreement of each Portfolio permits the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer, or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the accounts under the Advisor’s management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to a Portfolio.

     Subject to obtaining best price and execution, transactions may be placed with brokers that have assisted in the sale of Fund shares. The Advisor, however, pursuant to policies and procedures approved by the Board of Directors of the Fund, is prohibited from selecting brokers and dealers to effect the securities transactions for the Portfolio based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by the Portfolio or any other registered investment companies.

     Because the Portfolios have not commenced investment operations prior to the date of this SAI, the Portfolios have not incurred any brokerage commissions that are required to be reported.

INVESTMENT LIMITATIONS

     Each of the Portfolios has adopted certain limitations that may not be changed without the approval of a majority of the outstanding voting securities of such Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

Each Portfolio will not:

(1)	purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent each Portfolio from (i) purchasing

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or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, and (ii) making, purchasing or selling real estate mortgage loans;

(2)	purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent each Portfolio from (i) engaging in transactions involving currencies and futures contracts and options thereon or (ii) investing in securities or other instruments that are secured by physical commodities;

(3)	make loans, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC;

(4)	purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies, whether registered or excluded from registration under Section 3(c) of the 1940 Act) if immediately after such investment (a) more than 5% of the value of a Portfolio’s total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by a Portfolio, except that up to 25% of the value of a Portfolio’s total assets may be invested without regard to such 5% and 10% limitations;

(5)	borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC;

(6)	engage in the business of underwriting securities issued by others;

(7)	issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (the “1940 Act”)), except to the extent permitted by the 1940 Act.

(8)	acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry; except that the Portfolio shall invest more than 25% of its total assets in obligations of banks and bank holding companies in the circumstances described in the Prospectus under “Investments in the Banking Industry” and as otherwise described under “Portfolio Strategy.”

     Although not a fundamental policy subject to shareholder approval, the Portfolio does not intend to invest more than 15% of its net assets in illiquid securities.

     Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, “total assets” refers to the assets that each Portfolio owns, and does not include assets that the Portfolio does not own but over which it has effective control. For example, when applying a percentage investment limitation that is based on total assets, a Portfolio will exclude from its total assets those assets that represent collateral received by the Portfolio for its securities lending transactions.

     Unless otherwise indicated, all limitations applicable to a Portfolio’s investments apply only as of the time that a transaction is undertaken. Any subsequent change in a rating assigned by any rating service to a security or change in the percentage of a Portfolio’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio’s total assets will not require the Portfolio to dispose of an investment until the Advisor determines that it is practicable to sell or closeout the investment without undue market or tax consequences. In the event that ratings services assign different ratings to the same security, the Advisor will determine which rating the Advisor believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.

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FUTURES CONTRACTS

     The Portfolios may use futures contracts and options on futures contracts for non-hedging purposes as a substitute for direct investment or to allow the Portfolios to remain fully invested while maintaining the liquidity required to pay redemptions.

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Each Portfolio will be required to make a margin deposit in cash or government securities with a futures commission merchant (an “FCM”) to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchanges and FCMs may establish margin requirements that are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin to be held by the FCM will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the custodial account of a Portfolio. Variation margin payments may be made to and from the futures broker for as long as the contract remains open. Each Portfolio expects to earn income on its margin deposits. Each Portfolio intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) General Regulations Section 1.3(z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) do not exceed 5% of the liquidation value of the Portfolio’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts the Portfolio has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation), or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that the Portfolio has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of the Portfolio’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that the Portfolio has entered into.

     Positions in futures contracts may be closed out only on an exchange that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, a Portfolio would continue to be required to make variation margin deposits. In such circumstances, if a Portfolio has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures that are traded on national futures exchanges and for which there appears to be a liquid secondary market. Pursuant to published positions of the Securities and Exchange Commission (the “SEC”) and interpretations of the staff of the SEC, a Portfolio (or its custodian) is required to maintain segregated accounts or to segregate assets through notations on the books of the custodian, consisting of liquid assets (or, as permitted under applicable regulations, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts. These requirements are designed to limit the amount of leverage that a Portfolio may use by entering into future transactions.

FORWARD FOREIGN CURRENCY TRANSACTIONS

     The Portfolios may acquire and sell forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign currency exchange rates. The Portfolios will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not

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charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

     The Portfolios may enter into forward foreign currency contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another currency. A Portfolio may enter into a forward contract to buy or sell the amount of foreign currency approximating the value of some or all of the portfolio securities quoted or denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it expires.

CREDIT DEFAULT SWAPS

     The Portfolios also may enter into credit default swap agreements. A Portfolio may enter into a credit default swap on a single security or instrument (sometimes referred to as a “CDS” transaction) or on a basket or index of securities (sometimes referred to as a “CDX” transaction). The “buyer” in a credit default contract typically is obligated to pay the “seller” a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. A Portfolio may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation.

     Credit default swaps involve greater risks than if a Portfolio had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

     The Advisor and the Fund do not believe that the Portfolios’ obligations under swap contracts are senior securities and, accordingly, the Portfolios will not treat them as being subject to the Portfolios’ borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which a Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.

CASH MANAGEMENT PRACTICES

     The Portfolios engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other securities, payment of redemptions, or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, the Portfolios may make cash investments for temporary defensive purposes during periods in which market, economic, or political conditions warrant.

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     The Portfolios may invest cash in short-term repurchase agreements. In addition, a Portfolio may invest in money market instruments, debt securities that at the time of purchase have an investment grade rating by a rating agency or are deemed to be investment grade by the Advisor, freely convertible currencies, shares of affiliated and unaffiliated registered and unregistered money market funds, index futures contracts, and options thereon. Investments in money market mutual funds may involve a duplication of certain fees and expenses. The 20% guideline is not an absolute limitation, but the Portfolios do not expect to exceed this guideline under normal circumstances.

DIRECTORS AND OFFICERS

Directors

     The Board of Directors of the Fund (“Board”) is responsible for establishing the Fund’s policies and for overseeing the management of the Fund.

     The Board has two standing committees, the Audit Committee and the Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee of the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof, and performs other oversight functions as requested by the Board. The Audit Committee for the Board recommends the appointment of the Fund’s independent registered public accounting firm and also acts as a liaison between the Fund’s independent registered public accounting firm and the full Board. There were four Audit Committee meetings for the Fund held during the fiscal year ended November 30, 2007.

     The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes, and Robert C. Merton. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series, including the Portfolios, and reviews the performance of the Fund’s service providers. There were six Performance Committee meetings held during the fiscal year ended November 30, 2007.

     Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

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Disinterested Directors
Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 61	Director	Since 1983	Leo Melamed Professor of Finance, University of Chicago Booth School of Business. .	95 portfolios in 4 investment companies

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Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
John P. Gould University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 69	Director	Since 1986	Steven G. Rothmeier Distinguished Service
Professor of Economics, University of
Chicago Booth School of Business (since
1965). Member of the Board of Milwaukee
Insurance Company (since 1997). Member
Competitive Markets Advisory Committee,
Chicago Mercantile Exchange (futures
trading exchange) (since 2004). Formerly,
Director of UNext Inc. (1999 – 2006).
Formerly, Senior Vice President, Lexicon
Inc. (economics, law, strategy, and finance
consulting) (1994 – 2004). Formerly,
President, Cardean University (division of
			UNext) (1999 – 2001).	95 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (14 Portfolios) (since 1994).
Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 65	Director	Since 1981	Professor in Practice of Finance, Yale School
of Management (since 1984). Director, BIRR
Portfolio Analysis, Inc. (software products)
(since 1990). Consultant to Morningstar, Inc.
(since 2006). Chairman, CIO and Partner,
Zebra Capital Management, LLC (hedge
fund manager) (since 2001). Formerly,
Chairman, Ibbotson Associates, Inc.,
Chicago, IL (software, data, publishing and
			consulting) (1977 – 2006).	95 portfolios in 4 investment companies
Robert C. Merton Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 64	Director	Since 2003	John and Natty McArthur University
Professor, Graduate School of Business
Administration, Harvard University (since
1998). George Fisher Baker Professor of
Business Administration, Graduate School of
Business Administration, Harvard University
(1988-1998). Co-founder, Chief Science
Officer and Director, Trinsum Group, a
successor to Integrated Finance Limited
(investment banking advice and strategic
consulting) (since 2002). Director, MFRisk,
Inc. (risk management software) (since
2001). Director, Peninsula Banking Group
(bank) (since 2003). Director, Community
First Financial Group (bank holding
company) (since 2003). Advisory Board
Member, Alpha Simplex Group (hedge fund)
(2001-2007). Member Competitive Markets
Advisory Council, Chicago Mercantile
Exchange (futures trading exchange) (since
2004). Formerly, Advisory Board Member,
			NuServe (insurance software) (2001-2003).	95 portfolios in 4 investment companies	Director, Vical Incorporated (biopharmaceutic al product development) (since 2002).
Myron S. Scholes Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street Building 4 Rye Brook, NY 10573 Age: 67	Director	Since 1981	Frank E. Buck Professor Emeritus of
Finance, Stanford University (since 1981).
Chairman, Platinum Grove Asset
Management L.P. (hedge fund) (formerly,
Oak Hill Platinum Partners) (since 1999).
Formerly, Managing Partner, Oak Hill
Capital Management (private equity firm)
(until 2004). Director, Chicago Mercantile
			Exchange (since 2001).	95 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981); and Director, Chicago Mercantile Exchange Holdings Inc. (since 2000).

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Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA FundComplex[2] Overseen	Other Directorships of Public Companies Held
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 55	Director	Since 2000	Boris and Irene Stern Professor of Accounting, University of Chicago Booth School of Business (since 1980). Formerly, Marvin Bower Fellow, Harvard Business School (2001-2002).	95 portfolios in 4 investment companies	Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000) and Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003).

1	Each Director holds office for an indefinite term until his or her successor is elected and qualified.

2	Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; Dimensional Investment Group Inc.; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund Inc. Each Disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by Dimensional Fund Advisors Canada Inc., an affiliate of the Advisor.

Interested Directors

     The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

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Name, Address and Age	Position	Term of Office [1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
David G. Booth 1299 Ocean Avenue Santa Monica, CA 90401 Age: 61	Chairman, Director, President and Chief Executive Officer	Since 1981	Chairman, Director/Trustee, President, Chief
Executive Officer and, formerly, Chief
Investment Officer (2003 to 3/30/2007) of
the following companies: Dimensional Fund
Advisors LP, DFA Securities Inc.,
Dimensional Emerging Markets Value Fund
Inc., DFAIDG, DIG and The DFA
Investment Trust Company. Chairman,
Director, President and Chief Executive
Officer of Dimensional Holdings Inc.
Director of Dimensional Fund Advisors Ltd.
and formerly, Chief Investment Officer.
Director and formerly, Chief Investment
Officer, of DFA Australia Limited. Director
of Dimensional Funds PLC and Dimensional
Funds II PLC. Limited Partner, Oak Hill
Partners and VSC Investors, LLC. Director,
University of Chicago Booth School of
Business. Formerly, Director, SA Funds
(registered investment company). Chairman,
Director and Chief Executive Officer of
Dimensional Fund Advisors Canada Inc.
Formerly, Director of Assante Corporation
			(investment management).	95 portfolios in 4 investment companies


7

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 Clayton, MO 63105 Age: 63	Director	Since 1981	Director/Trustee (and prior to 2006,
Chairman, and prior to 2003, Chief
Investment Officer) of the following
companies: Dimensional Fund Advisors LP,
Dimensional Emerging Markets Value Fund
Inc., DFAIDG, DIG and The DFA
Investment Trust Company. Director of
Dimensional Holdings Inc. Prior to 2006,
Director (and prior to 2003, Chief Investment
Officer) of DFA Australia Limited and DFA
Securities Inc. Prior to 2006, Director of
Dimensional Fund Advisors Ltd.,
Dimensional Funds PLC and Dimensional
Fund Advisors Canada Inc. Trustee and
Member of Investment Committee, St. Louis
University (since 2003). Life Trustee and
Member of Investment Committee, DePaul
University. Director, The German St. Vincent
Orphan Home. Member of Investment
Committee, Archdiocese of St. Louis.
Trustee and Member of Investment
Committee, St. Louis Art Museum (since
2005). President and Director, The Show Me
Institute (public policy research) (since
 2006). Trustee, St. Louis Symphony
Orchestra (since 2005). Trustee, Missouri
			Botanical Garden (since 2005).	95 portfolios in 4 investment companies

1	Each Director holds office for an indefinite term until his or her successor is elected and qualified.

2	Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; Dimensional Investment Group Inc.; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund Inc. Each Disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by Dimensional Fund Advisors Canada Inc., an affiliate of the Advisor.

     Information relating to each Director’s ownership (including the ownership of his or her immediate family) in the Portfolios and in all registered investment companies in the DFA Fund Complex as of December 31, 2007, is set forth in the chart below. Because the Portfolios have not yet commenced operations prior to the date of this SAI, the Directors do not own any shares of the Portfolios.

Name	Dollar Range of Portfolio Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	None	None
John P. Gould	None	None
Roger G. Ibbotson	None	Over $100,000
Robert C. Merton	None	None
Myron S. Scholes	None	$50,001-100,000
Abbie J. Smith	None	None
Interested Directors:
David G. Booth	None	Over $100,000
8

Rex A. Sinquefield	None	Over $100,000

     Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 2007 and the total compensation received from all four registered investment companies for which the Advisor served as investment advisor during that same fiscal year. The table also provides the compensation paid by the Fund to the Fund’s Chief Compliance Officer for the fiscal year ended November 30, 2007.

				Total
		Pension or		Compensation
		Retirement	Estimated	from Funds and
	Aggregate	Benefits as	Annual Benefit	DFA Fund
	Compensation	Part of	upon	Complex Paid to
Name and Position	from the Fund*	Expenses	Retirement	Directors†
George M. Constantinides	$81,586	N/A	N/A	$163,333
Director
John P. Gould	$81,586	N/A	N/A	$163,333
Director
Roger G. Ibbotson	$86,526	N/A	N/A	$173,333
Director
Robert C. Merton	$81,586	N/A	N/A	$163,333
Director
Myron S. Scholes	$81,586	N/A	N/A	$163,333
Director
Abbie J. Smith	$81,586	N/A	N/A	$163,333
Director
Christopher S. Crossan	$156,818	N/A	N/A	N/A
Chief Compliance Officer

†  The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

*	Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA

Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended November 30, 2007 is as follows: $173,333 (Mr. Ibbotson); $163,333 (Mr. Scholes); and $163,333 (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability, or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

9

Officers

     Below is the name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 1299 Ocean Avenue, Santa Monica, CA 90401. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP, Dimensional Holdings Inc., DFA Securities Inc., the Fund, Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the “DFA Entities”).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Darryl D. Avery Age: 41	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, institutional client service representative of Dimensional Fund Advisors LP (June 2002 to January 2005).
Arthur H. Barlow Age: 52	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Scott A. Bosworth Age: 39	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since November 1997).
Valerie A. Brown Age: 41	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada Inc.
David P. Butler Age: 43	Vice President	Since 2007	Vice President of all the DFA Entities. Director of US
Financial Services of Dimensional Fund Advisors LP
(since January 2005). Formerly, Regional Director of
Dimensional Fund Advisors LP (January 1995 to
January 2005).
Patrick Carter Age: 46	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).
Stephen A. Clark Age: 35	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (April 2001 to April 2004).
Robert P. Cornell Age: 59	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional Fund Advisors LP (since August 1993).
Christopher S. Crossan Age: 42	Vice President and Chief Compliance Officer	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer of INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).
James L. Davis Age: 51	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Robert T. Deere Age: 50	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.
Robert W. Dintzner Age: 38	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional Fund Advisors LP.
Kenneth Elmgren Age: 53	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006); Principal of Wydown Capital (September 2001 to May 2004).
Richard A. Eustice Age: 42	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.
Eugene F. Fama, Jr. Age: 47	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Gretchen A. Flicker Age: 36	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional Fund Advisors LP.
 10

Jed S. Fogdall Age: 33	Vice President	Since 2008	Vice President of all the DFA Entities. Portfolio
Manager for Dimensional Fund Advisors LP (since
September 2004). Prior to September 2004, Staff
Engineer at The Boeing Company (1997-2004);
Graduate Student at the University of California, Los
Angeles (2000-2003).
Glenn S. Freed Age: 46	Vice President	Since 2001	Vice President of all the DFA Entities.
Mark R. Gochnour Age: 40	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP.
Henry F. Gray Age: 40	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors LP. Formerly, Vice President of DFA Australia Limited.
John T. Gray Age: 33	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (January 2005 to February 2007).
Darla Hastings Age: 52	Vice President	Since 2007	Vice President of all the DFA Entities. Chief Marketing
Officer of Dimensional Fund Advisors LP. Formerly,
Senior Vice President, Customer Experience for
Benchmark Assisted Living (May 2005 to April 2006);
Executive Vice President and Chief Marketing Officer of
State Street Corporation (September 2001 to October
2005).
Joel H. Hefner Age: 40	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since June 1998).
Julie C. Henderson Age: 34	Vice President and Fund Controller	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).
Kevin B. Hight Age: 40	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (March 2003 to March 2005).
Christine W. Ho Age: 40	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional Fund Advisors LP.
Jeff J. Jeon Age: 34	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Counsel of Dimensional Fund Advisors LP.
Patrick M. Keating Age: 53	Vice President	Since 2003	Vice President of all the DFA Entities and Chief
Operating Officer of Dimensional Fund Advisors LP.
Director, Vice President, and Chief Privacy Officer of
Dimensional Fund Advisors Canada Inc. Director of
DFA Australia Limited.
Joseph F. Kolerich Age: 36	Vice President	Since 2004	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since April 2001).
Michael F. Lane Age: 40	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004).
Kristina M. LaRusso Age: 32	Vice President	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional Fund Advisors LP (March 2003 to December 2006).
Inmoo Lee Age: 41	Vice President	Since 2007	Vice President of all DFA Entities. Associate Professor,
Department of Finance and Accounting, Business
School, National University of Singapore (7/2004 -
present) Associate Professor, College of Business
Administration, Korea University (9/2001 - 5/2006).
Juliet H. Lee Age: 37	Vice President	Since 2005	Vice President of all the DFA Entities. Human
Resources Manager of Dimensional Fund Advisors LP
(since January 2004). Formerly, Assistant Vice President
for Metropolitan West Asset Management LLC
(February 2001 to December 2003).
Aaron M. Marcus Age: 38	Vice President and Head of Global Human Resources	Since 2008	Vice President and Head of Global Human Resources of
Dimensional Fund Advisors LP. Formerly, Global Head
of Recruiting and Vice President of Goldman Sachs &
Co. (June 2006 to January 2008); Global Co-Head of HR
of the Equities & FICC Division, and Vice President of
Goldman Sachs & Co. (May 2005 to May 2006); Head
of Americas Campus Recruiting and Vice President of
Goldman Sachs & Co. (April 2003 to May 2005).
11


David R. Martin Age: 51	Vice President, Chief Financial Officer and Treasurer	Since 2007	Vice President, Chief Financial Officer and Treasurer of
Dimensional Fund Advisors LP. Director, Vice
President, Chief Financial Officer and Treasurer of
Dimensional Fund Advisors Ltd. and DFA Australia
Limited. Chief Financial Officer, Treasurer, and Vice
President of Dimensional Fund Advisors Canada Inc.
Director of Dimensional Funds PLC and Dimensional
Funds II PLC. Formerly, Executive Vice President and
Chief Financial Officer of Janus Capital Group Inc.
(June 2005 to March 2007); Senior Vice President of
Finance at Charles Schwab & Co., Inc. (March 1999 to
May 2005).
Catherine L. Newell Age: 43	Vice President and Secretary	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities.
Director, Vice President and Secretary of DFA Australia
Limited. Director, Vice President and Secretary of
Dimensional Fund Advisors Ltd. (since February 2002,
April 1997, and May 2002, respectively). Vice President
and Secretary of Dimensional Fund Advisors Canada
Inc. Director of Dimensional Funds PLC and
Dimensional Funds II PLC (since 2002 and 2006,
respectively). Formerly, Assistant Secretary of all DFA
Entities and Dimensional Fund Advisors Ltd.
Gerard K. O’Reilly Age: 31	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly,
Research Associate of Dimensional Fund Advisors LP
(2004 to 2006); Research Assistant in PhD program,
Aeronautics Department California Institute of
Technology (1998 to 2004).
Carmen Palafox Age: 33	Vice President	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).
Sonya K. Park Age: 35	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (February 2002 to January 2005).
David A. Plecha Age: 46	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.
Ted Randall Age: 34	Vice President	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2006 to 2008); Systems Developer of Dimensional Fund Advisors LP (2001 to 2006).
Eduardo A. Repetto Age: 41	Vice President and Chief Investment Officer	Vice President since 2002 and Chief Investment Officer since 2007	Chief Investment Officer (beginning March 2007) and
Vice President of all the DFA Entities, DFA Australia
Limited and Dimensional Fund Advisors Canada Inc.
Formerly, Research Associate for Dimensional Fund
Advisors LP (June 2000 to April 2002).
L. Jacobo Rodríguez Age: 36	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly,
Institutional client service representative of Dimensional
Fund Advisors LP (August 2004 to July 2005); Financial
Services Analyst, Cato Institute (September 2001 to June
2004); Book Review Editor, Cato Journal, Cato Institute
(May 1996 to June 2004).
David E. Schneider Age: 62	Vice President	Since 2001	Vice President of all the DFA Entities. Director of Institutional Services.
Ted R. Simpson Age: 39	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors (since December 2002).
Bryce D. Skaff Age: 33	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors (December 1999 to January 2007).
Grady M. Smith Age: 51	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (August 2001 to April 2004).
Carl G. Snyder Age: 44	Vice President	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.
Lawrence R. Spieth Age: 60	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional Fund Advisors LP.
Bradley G. Steiman Age: 35	Vice President	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc.
 12

Karen E. Umland Age: 42	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada Inc.
Carol W. Wardlaw Age: 49	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional Fund Advisors LP.
Weston J. Wellington Age: 57	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.
Daniel M. Wheeler Age: 63	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and
currently, Director of Global Financial Advisor Services
of Dimensional Fund Advisors LP. Director of
Dimensional Fund Advisors Ltd. (since October 2003)
and President of Dimensional Fund Advisors Canada
Inc. (since June 2003).
W. Ryan Wiley Age: 31	Vice President	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional Fund Advisors LP. Formerly, Portfolio Manager (2006 to 2007) and Trader (2001 to 2006).
Paul E. Wise Age: 53	Vice President	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional Fund Advisors LP (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004).

1	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

     Because the Portfolios have not been offered prior to the date of this SAI, Directors and officers as a group own less than 1% of the outstanding shares of the Portfolios.

SERVICES TO THE PORTFOLIO

Administrative Services

     PNC Global Investment Servicing (formerly, PFPC, Inc.) (“PNC Global”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing, and transfer agent for the Portfolios. The services provided by PNC Global are subject to supervision by the executive officers and the Board of Directors of the Fund and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodian, and transfer and dividend disbursing agency services. For the administrative and accounting services provided by PNC Global, the Portfolios pay PNC Global annual fees that are calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets in the Fund Complex, which includes four registered investment companies and a group trust. The fee schedule is set forth in the table below:

0.0110% of the Fund Complex’s first $50 billion of average net assets;
 0.0085% of the Fund Complex’s next $25 billion of average net assets; and
0.0075% of the Fund Complex’s average net assets in excess of $75 billion.

     The fees charged to a Portfolio under the fee schedule are allocated to each such Portfolio based on the Portfolio’s pro rata portion of the aggregate average net assets of the Fund Complex.

     The Portfolios are also subject to a monthly base fee of $2,083. The Portfolios also pay separate fees to PNC Global with respect to the services PNC Global provides as transfer agent and dividend disbursing agent.

Custodians

     Citibank, N.A., 111 Wall Street, New York, NY 10005, serves as the global custodian for the Portfolios. The custodian maintains a separate account or accounts for the Portfolios; receives, holds, and releases portfolio securities on account of the Portfolios; makes receipts and disbursements of money on behalf of the Portfolios; and collects and receives income and other payments and distributions on account of each Portfolio’s portfolio securities.

13

Distributor

     The Fund’s shares are distributed by DFA Securities Inc. (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. The principal business address of DFAS is 1299 Ocean Avenue, Santa Monica, California 90401.

     DFAS acts as an agent of the Fund by serving as the principal underwriter of the Fund’s shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Fund. No compensation is paid by the Fund to DFAS under the Distribution Agreement.

Legal Counsel

     Stradley, Ronon, Stevens & Young, LLP (“Stradley Ronon”) serves as legal counsel to the Fund. Stradley Ronon’s address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

     PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm to the Fund and audits the annual financial statements of the Fund. PwC’s address is Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042.

ADVISORY FEES

     David G. Booth and Rex A. Sinquefield, as directors and/or officers of the Advisor and shareholders of the outstanding stock of the Advisor’s general partner, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to each Portfolio, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio. As of the date of this SAI, the Portfolios have not yet commenced operations, so the Portfolios have not paid any management fees.


     Pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolios, the Advisor has agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a Portfolio (not including expenses incurred through an investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the DFA Short-Term Extended Quality Portfolio and the DFA Intermediate-Term Extended Quality Portfolio to 0.22% and 0.27%, respectively, of each Portfolio’s average net assets on an annualized basis (“Expense Limitation Amount”). At any time that the annualized Portfolio Expenses of a Portfolio are less than the Portfolio’s Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized expenses to exceed the Portfolio’s Expense Limitation Amount. The Portfolios are not obligated to reimburse the Advisor for fees previously waived and/or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement will remain in effect for an initial period until March 1, 2010, and then shall continue in effect from year to year thereafter, for one-year periods, unless terminated by DFA Investment Dimensions Group Inc. (the “Fund”) or the Advisor.


PORTFOLIO MANAGER

     In accordance with the team approach used to manage the Portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios, including running buy and sell programs based on the parameters established by the Investment Committee. David A. Plecha is the portfolio manager that coordinates the efforts of all other portfolio managers with respect to the day-to-day management of the Portfolios. Because the Portfolios have not commenced operations prior to the date of this SAI, Mr. Plecha does not own any shares of the Portfolios.

14

Description of Compensation Structure

     Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts, and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of a Portfolio or other accounts that the portfolio managers manage. The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as its Compensation Committee deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

  Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.
  Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

     Portfolio managers may be awarded the right to purchase restricted shares of the stock of the Advisor’s general partner as determined from time to time by the Board of Directors of the Advisor or its delegates. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

Other Managed Accounts

     In addition to the Portfolios, Mr. Plecha manages: (i) other U.S. registered investment companies advised or sub-advised by the Advisor; (ii) other pooled investment vehicles that are not U.S. registered mutual funds; and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which Mr. Plecha has the primary responsibility for coordinating the day-to-day management responsibilities:

Number of Accounts Managed and Total Assets by Category as of November 30, 2007

  15 U.S. registered mutual funds with $15,297 million in total assets under management.
  7 unregistered pooled investment vehicles with $2,403 million in total assets under management.
  6 other accounts with $167 million in total assets under management.

Potential Conflicts of Interest

     Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one portfolio and other accounts. Other accounts include registered mutual funds (other than the Portfolios), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to a Portfolio, or may purchase, sell, or hold securities that are eligible to be purchased, sold, or held by a Portfolio. Actual or apparent conflicts of interest include:

  Time Management. The management of multiple portfolios and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or Account.
  The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.
  Investment Opportunities. It is possible that at times identical securities will be held by more than one portfolio and/or Account. However, positions in the same security may vary and the length of time that any portfolio or Account may choose to hold its investment in the same security may likewise

15

  vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one portfolio or Account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple portfolios and Accounts.
  Broker Selection. With respect to securities transactions for the portfolios the Advisor determines which broker to use to execute each order, consistent with the Advisor’s duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non- simultaneous, transactions for a portfolio and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the Account.
  Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.
  Investment in an Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to the Portfolios or other Accounts for which he or she has portfolio management responsibilities.

     The Advisor and the Fund have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

GENERAL INFORMATION

     The Fund was incorporated under Maryland law on June 15, 1981. Until June 1983, the Fund was named DFA Small Company Fund Inc. The Portfolios described in this SAI have not commenced operations prior to the date of this SAI. The Fund generally offers shares of the Portfolios only to institutional investors and clients of registered investment advisers.

CODE OF ETHICS

     The Fund, the Advisor, and DFAS have adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios. The Code is designed to ensure that access persons act in the interest of the Portfolios, and their shareholders, with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities, and money market instruments) which are being purchased, sold, or considered for purchase or sale by a Portfolio unless the access persons’ proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

     The shares of each Portfolio, when issued and paid for in accordance with the Portfolio’s Prospectus, will be fully paid and non-assessable shares. Each share of common stock represents an equal proportional interest in the assets and liabilities of the Portfolio and has identical, non-cumulative voting, dividend, redemption liquidation, and other rights and preferences.

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     With respect to matters that require shareholder approval, shareholders are entitled to vote only with respect to matters that affect the interest of the portfolio of shares that they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive, on a per class basis, the assets of the particular portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s bylaws provide that special meetings of shareholders shall be called at the written request of shareholders entitled to cast not less than a majority of the votes entitled to be case at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund.

     Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover of this SAI. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

PRINCIPAL HOLDERS OF SECURITIES

     Because the Portfolios have not been offered prior to the date of this SAI, no person beneficially owned 5% or more of the outstanding shares of the Portfolios as of the date of this SAI.

PURCHASE OF SHARES

     The following information supplements the information set forth in the Prospectus under the caption “PURCHASE OF SHARES.”

     The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

     The Fund reserves the right, in its sole discretion, to suspend the offering of shares of a Portfolio or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or a Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

     The Fund or its transfer agent may from time to time appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, the Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of a Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

     Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios, which is currently sold at net asset value. Any such charges will be described in the Prospectus.

REDEMPTION AND TRANSFER OF SHARES

     The following information supplements the information set forth in the Prospectus under the caption “REDEMPTION OF SHARES.”

     The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC; (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund

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to dispose of securities owned by it, or fairly to determine the value of its assets; and (3) for such other periods as the SEC may permit.

     Shareholders may transfer shares of any Portfolio to another person by making a written request to the Advisor, who will transmit the request to the transfer agent. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate, or any stock power must be guaranteed in the same manner as described in the Prospectus under “REDEMPTION OF SHARES.” As with redemptions, the written request must be received in good order before any transfer can be made.

TAXATION OF THE PORTFOLIOS

     The following is a summary of some of the federal income tax consequences that may affect the Portfolios. Unless you are invested in the Portfolios through a qualified retirement plan, you should consider the tax implications of investing and consult your own tax adviser.

Distributions of Net Investment Income

     A Portfolio derives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of a Portfolio, constitutes its net investment income from which dividends may be paid to you. If you are a taxable shareholder, any distributions by a Portfolio from such income (other than qualified dividend income received by individuals) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares. A portion of the income dividends paid to shareholders may be qualified dividends eligible to be taxed at reduced rates. These income dividends will not be taxable to 401(k) plans or other exempt shareholders.

Distributions of Capital Gain

     A Portfolio may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Portfolio. Any net short-term or long-term capital gain realized by a Portfolio (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio. These distributions will not be taxable to 401(k) plans or other exempt shareholders.

Returns of Capital

     If the Portfolio’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable, but will reduce each shareholder’s cost basis in a Portfolio and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of a shareholder’s basis, however, is taxable as a capital gain.

Investment in Foreign Securities.

     The Portfolios are permitted to invest in foreign securities as described above. Accordingly, the Portfolios may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Portfolio’s distributions paid to you.

     Pass-through of foreign tax credits. If, as expected, more than 50% of a Portfolio’s total assets at the end of a fiscal year were invested in foreign securities, the Portfolio would be permitted to elect to pass through to you your pro rata share of foreign taxes paid by the Portfolio.

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     Effect of foreign debt investments on distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Portfolio. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed by a Portfolio to you are taxable to you as ordinary income, and any losses reduce the Portfolio’s ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Portfolio’s ordinary income distributions to you, and may cause some or all of the Portfolio’s previously distributed income to be classified as a return of capital.

     PFIC securities. The Portfolios may invest in securities of foreign entities that could be deemed for federal income tax purposes to be passive foreign investment companies (“PFICs”). In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, the Portfolios intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Portfolio’s fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Portfolio is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Portfolio. In addition, if the Portfolio is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Portfolio may be subject to U.S. federal income tax (the effect of which might be mitigated by making a mark-to-market election in the year prior to the sale) on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the Portfolio in respect of deferred taxes arising from such distributions or gains.

Information on the Amount and Tax Character of Distributions

     The Portfolios will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Portfolio shares for a full year, a Portfolio may designate and distribute to you, as ordinary income, qualified dividends, or capital gains, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio. Taxable distributions declared by a Portfolio in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company

     Each Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the “Code”). As a regulated investment company, each Portfolio generally is not subject to entity level federal income tax on the income and gains it distributes to you. The Board of Directors reserves the right not to distribute a Portfolio’s net long-term capital gain or not to maintain the qualification of a Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, a Portfolio would be taxed on the gain, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Portfolio. If a Portfolio fails to qualify as a regulated investment company, the Portfolio would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as qualified dividend income to the extent of such Portfolio’s earnings and profits.

     In order to qualify as a regulated investment company for federal income tax purposes, each Portfolio must meet certain asset diversification, income and distribution specific requirements, including:

     (i) A Portfolio must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Portfolio’s total assets, and, with respect to 50% of the Portfolio’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Portfolio’s total assets or 10% of the outstanding voting securities of the issuer;

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I # 338722 v.6

     (ii) A Portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

     (iii) A Portfolio must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

Excise Tax Distribution Requirement

     To avoid a 4% federal excise tax, the Code requires a Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending November 30; and 100% of any undistributed amounts from the prior year. Each Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Sales, Exchanges and Redemption of Portfolio Shares

     In general. If you are a taxable investor, sales, exchanges and redemptions (including redemptions in kind) are taxable transactions for federal and state income tax purposes. If you redeem your Portfolio shares the Internal Revenue Service (the “IRS”) requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

     Redemptions at a loss within six months of purchase. Any loss incurred on a redemption of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares.

     Wash sales. All or a portion of any loss that you realize on a redemption of your Portfolio shares will be disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

U.S. Government Obligations

     To the extent a Portfolio invests in certain U.S. government obligations, dividends paid by the Portfolio to shareholders that are derived from interest on these obligations should be exempt from state and local personal income taxes if earned directly by you, subject in some states to minimum investment or reporting requirements that must be met by the Portfolio. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Qualified Dividend Income for Individuals

     For individual shareholders, a portion of the dividends paid by a Portfolio may be qualified dividend income, which is eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Portfolio out of dividends earned on the Portfolio’s investment in stocks of domestic corporations and qualified foreign corporations.

     Both a Portfolio and the investor must meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, a Portfolio must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of

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stock is not entitled to receive the dividend payment. When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares.

     While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal year, each Portfolio will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of a Portfolio’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

Dividends-Received Deduction for Corporations

     For corporate shareholders, a portion of the dividends paid by a Portfolio may qualify for the dividends-received deduction. The portion of dividends paid by a Portfolio that so qualifies will be designated each year in a notice mailed to the Portfolio’s shareholders, and cannot exceed the gross amount of dividends received by the Portfolio from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of a Portfolio if the Portfolio was a regular corporation. Because the income of each Portfolio is derived primarily from interest on debt securities, none or only a small amount of the Portfolio’s dividends are expected to qualify for the corporate dividends-received deduction.

     The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that a Portfolio may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Portfolio were debt-financed or held by the Portfolio for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Complex Securities

     A Portfolio may invest in complex securities that could be subject to numerous special and complex tax rules. These rules could accelerate the recognition of income by a Portfolio (possibly causing the Portfolio to sell securities to raise the cash for necessary distributions) and/or defer a Portfolio’s ability to recognize a loss, and, in limited cases, subject the Portfolio to U.S. federal income tax. These rules could also affect whether gain or loss recognized by the Portfolio is treated as ordinary or capital, or as interest or dividend income. These rules could, therefore, affect the amount, timing or character of the income distributed to you by a Portfolio. For example:

  Derivatives. A Portfolio is permitted to invest in options, futures, and foreign currency contracts. If a Portfolio makes these investments, it could be required to mark-to-market these contracts and realize any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts.  Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, the Portfolio also would be required to mark-to-market these contracts annually as of November 30 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.
  Securities Lending. A Portfolio’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income.

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  This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.
  Tax straddles. A Portfolio’s investment in options, futures, and foreign currency contracts in connection with certain hedging transactions could cause the Portfolio to hold offsetting positions in securities. If a Portfolio’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Portfolio could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.
  Convertible debt. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor- holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt.

     Investments in securities of uncertain tax character. A Portfolio may invest in securities the U.S. Federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Portfolio, it could affect the timing or character of income recognized by the Portfolio, requiring the Portfolio to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

By law, a Portfolio must withhold a portion of your taxable dividends and sales proceeds unless you:

  provide your correct social security or taxpayer identification number, certify that this number is correct,
  certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien).

     A Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

     Non-U.S. investors (shareholders who, as to the United States, are a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

     In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Portfolio, subject to an exemption for dividends designated as capital gain dividends as described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

     Capital gain dividends. In general, capital gain dividends designated by a Portfolio and paid from long-term capital gains (other than gain realized on disposition of U.S. real property interests) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.

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     Effectively connected income. If you hold your Portfolio shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

U.S tax certification rules.

     Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

U.S. estate tax.

     An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Portfolio shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Portfolio shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Portfolio may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. Transfers by gift of shares of the Portfolio by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

Effect of Future Legislation; Local Tax Considerations

     The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Portfolio.

     This discussion of “Taxation of the Portfolios” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in a Portfolio.

PROXY VOTING POLICIES

     The Board of Directors of the Fund has delegated the authority to vote proxies for the portfolio securities held by the Portfolios to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor. The Voting Guidelines have been developed by Institutional Shareholder Services, an independent third party service provider (“ISS”), except with respect to certain matters for which the Adviser has modified the standard ISS voting guidelines. A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

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     The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies, (ii) make determinations as to how to vote certain specific proxies, (iii) verify the on-going compliance with the Voting Policies, and (iv) review the Voting Policies from time to time and recommend changes to the Investment Committee. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Portfolios, including all authorized traders of the Advisor.

     The Advisor votes (or refrains from voting) proxies in a manner consistent with the best interests of the Portfolios as understood by the Advisor at the time of the vote. Generally, the Advisor analyzes proxy statements on behalf of the Portfolios in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the Voting Guidelines. Since most proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Proxy Policies do address the procedures to be followed if a conflict of interest arises between the interests of a Portfolio and the interests of the Advisor or its affiliates. If the Corporate Governance Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, the Advisor, prior to voting, will fully disclose the conflict to the Board of Directors of the Fund, or an authorized committee of the Board, and vote the proxy in accordance with the direction of the Board or its authorized committee.

     The Advisor will usually vote proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to vote counter to the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of a Portfolio would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee. To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor will vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interests of a Portfolio.

     The Advisor votes (or refrains from voting) proxies in a manner that the Advisor determines is in the best interests of a Portfolio and which seeks to maximize the value of that Portfolio’s investments. In some cases, the Advisor may determine that it is in the best interests of a Portfolio to refrain from exercising proxy voting rights. The Advisor may determine that voting is not in the best interest of a Portfolio and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities in order to ensure they are voted. The Advisor does intend to recall securities on loan if it determines that voting the securities is likely to materially affect the value of a Portfolio’s investment and that it is in the Portfolio’s best interests to do so. In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor may be unable to vote.

     With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local regulations, customs, and other requirements or restrictions. The Advisor does not vote proxies of non-U.S. companies if the Advisor determines that the expected economic costs from voting outweigh the anticipated economic benefit to a Portfolio associated with voting. The Advisor determines whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally implements uniform voting procedures for all proxies of companies in a country. The Advisor periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect the Advisor’s decision of whether or not to vote. In the event the Advisor is made aware of and believes an issue to be voted is likely to materially affect the economic value of a Portfolio, that its vote is reasonably likely to influence the ultimate outcome of the contest, and the expected benefits of voting the proxies exceed the costs, the Advisor will make every reasonable effort to vote such proxies.

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     The Advisor and the Fund has retained ISS to provide certain services with respect to proxy voting. ISS provides information on shareholder meeting dates and proxy materials; translates proxy materials printed in a foreign language; provides research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effects votes on behalf of the Portfolios; and provides reports concerning the proxies voted. Although the Advisor may consider the recommendations of ISS on proxy issues, the Advisor remains ultimately responsible for all proxy voting decisions.

     Information regarding how each Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) upon request, by calling collect: (310) 395-8005 or (ii) on the Advisor’s website at http://www.dimensional.com and (iii) on the Commission’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

     The Advisor and the Board of Directors of the Fund have adopted a policy (the “Policy”) to govern disclosure of the portfolio holdings of the Portfolios (“Holdings Information”), and to prevent the misuse of material non-public Holdings Information. The Advisor has determined that the Policy and its procedures: (1) are reasonably designed to ensure that disclosure of Holdings Information is in the best interests of the shareholders of the Portfolios, and (2) appropriately address the potential for material conflicts of interest.

     Disclosure of Holdings Information as Required by Applicable Law. Holdings Information (whether a partial listing of portfolio holdings or a complete listing of portfolio holdings) shall be disclosed to any person as required by applicable law, rules, and regulations.

     Online Disclosure of Portfolio Holdings Information. Each Portfolio generally discloses up to its twenty-five largest portfolio holdings and the percentages that each of these largest portfolio holdings represent of the Portfolio’s total assets (“largest holdings”), as of the most recent month-end, online at the Advisor’s public website, http://www.dimensional.com, within twenty days after the end of each month. This online disclosure may also include information regarding the Portfolio’s industry allocations. Each Portfolio generally discloses its complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, http://www.dimensional.com, three months following the month-end.

     Disclosure of Holdings Information to Recipients. Each of the Advisor’s Chairman, Director of Institutional Services, Head of Portfolio Management and Trading and General Counsel (together, the “Designated Persons”) may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a “Recipient”) who: (i) specifically request the more current non-public Holdings Information, and (ii) execute a Use and Nondisclosure Agreement (each a “Nondisclosure Agreement”). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about a Portfolio’s trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement, unless indicated otherwise, is not subject to a time delay before dissemination.

     As of the date of this SAI, the Advisor and the Portfolios had ongoing arrangements with the following Recipients to make available non-public Holdings Information:

Recipient	Business Purpose	Frequency
Citibank, N.A.	Fund Custodian	Daily
PNC Global Investment	Fund Administrator, Accounting Agent and Transfer	Daily
Servicing	Agent

25

Recipient	Business Purpose	Frequency
PricewaterhouseCoopers LLP	Independent registered public accounting firm	Semi-annually
(based on fiscal year)
Citibank North American, Inc.	Middle office operational support service provider	Daily
to the Advisor

     In addition, certain employees of the Advisor and its subsidiaries receive Holdings Information on a quarterly, monthly, or daily basis, or upon request, in order to perform their business functions. None of the Portfolios, the Advisor, or any other party receives any compensation in connection with these arrangements.

     The Policy includes the following procedures to ensure that disclosure of Holdings Information is in the best interests of shareholders, and to address any conflicts between the interests of shareholders, on the one hand, and the interests of the Advisor, DFAS, or any affiliated person of the Fund, the Advisor, or DFAS, on the other. In order to protect the interests of shareholders and the Portfolios, and to ensure no adverse effect on shareholders in the limited circumstances where a Designated Person is considering making non-public Holdings Information available to a Recipient, the Advisor’s Director of Institutional Services and the Chief Compliance Officer will consider any conflicts of interest. If the Chief Compliance Officer, following appropriate due diligence, determines that: (1) a Portfolio has a legitimate business purpose for providing the non-public Holdings Information to a Recipient, and (2) disclosure of non-public Holdings Information to the Recipient would be in the best interests of shareholders and will not adversely affect the shareholders, then the Chief Compliance Officer may approve the proposed disclosure.

     The Chief Compliance Officer documents all disclosures of non-public Holdings Information (including the legitimate business purpose for the disclosure), and periodically reports to the Board on such arrangements. The Chief Compliance Officer also is responsible for ongoing monitoring of the distribution and use of non-public Holdings Information. Such arrangements are reviewed by the Chief Compliance Officer on an annual basis. Specifically, the Chief Compliance Officer requests an annual certification from each Recipient that the Recipient has complied with all terms contained in the Nondisclosure Agreement. Recipients who fail to provide the requested certifications are prohibited from receiving non-public Holdings Information.

     The Board exercises continuing oversight of the disclosure of Holdings Information by: (1) overseeing the implementation and enforcement of the Policy by the Chief Compliance Officer of the Advisor and of the Fund; (2) considering reports and recommendations by the Chief Compliance Officer concerning the implementation of the Policy and any material compliance matters that may arise in connection with the Policy; and (3) considering whether to approve or ratify any amendments to the Policy. The Advisor and the Board reserve the right to amend the Policy at any time, and from time to time without prior notice, in their sole discretion.

     Prohibitions on Disclosure of Portfolio Holdings and Receipt of Compensation. No person is authorized to disclose Holdings Information or other investment positions (whether online at http://www.dimensional.com, in writing, by fax, by e-mail, orally, or by other means) except in accordance with the Policy. In addition, no person is authorized to make disclosure pursuant to the Policy if such disclosure is otherwise in violation of the antifraud provisions of the federal securities laws.

     The Policy prohibits the Portfolios, the Advisor, or an affiliate thereof from receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of non-public Holdings Information or other investment positions. “Consideration” includes any agreement to maintain assets in a Portfolio or in other investment companies or accounts managed by the Advisor or by any affiliated person of the Advisor.

     The Policy and its procedures are intended to provide useful information concerning the Portfolios to existing and prospective shareholders, while at the same time preventing the improper use of Holdings Information. However, there can be no assurance that the furnishing of any Holdings Information is not susceptible to inappropriate uses, particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

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FINANCIAL STATEMENTS

     PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, is the Fund’s independent registered public accounting firm. It audits the Fund’s annual financial statements. Because the Portfolios have not commenced operations as of November 30, 2007, the annual reports of the Fund for the fiscal year ended November 30, 2007 do not contain any data regarding the Portfolios.

PERFORMANCE DATA

     A Portfolio may compare its investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations that track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to a Portfolio or to the Advisor, should be considered in light of the Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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APPENDIX

U.S. Proxy Voting

The following is a concise summary of the Voting Guidelines for voting U.S. proxies.

1. AUDITORS
Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

  An auditor has a financial interest in or association with the company, and is therefore not independent;
  There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;
  Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or
  Fees for non-audit services (“other” fees) are excessive.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:

  The tenure of the audit firm;
  The length of rotation specified in the proposal;
  Any significant audit-related issues at the company;
  The number of audit committee meetings held each year;
  The number of financial experts serving on the committee; and
  Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

2. BOARD OF DIRECTORS

Voting on Director Nominees in Uncontested Elections

Vote AGAINST or WITHHOLD from individual directors who:

  Attend less than 75 percent of the board and committee meetings without a valid excuse;
  Sit on more than six public company boards; *
  Are CEOs of public companies who sit on the boards of more than two public companies besides their own--withhold only at their outside boards.

Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

  The company’s proxy indicates that not all directors attended 75 percent of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;
  The company’s poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;
  The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;
  ________________

* Dimensional will screen votes otherwise subject to this policy based on the qualifications and circumstances of the directors involved.

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  The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);
  The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);
  The board failed to act on takeover offers where the majority of the shareholders tendered their shares;
  At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;
  The company is a Russell 3000 company that underperformed its industry group (GICS group) under ISS’ “Performance Test for Directors” policy;
  The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election-- any or all appropriate nominees (except new) may be held accountable.

Vote AGAINST or WITHHOLD from inside directors and affiliated outside directors when:

  The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
  The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;
  The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;
  The full board is less than majority independent.

Vote AGAINST or WITHHOLD from the members of the audit committee if:

  The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);
  Poor accounting practices are identified which rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or
  There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote AGAINST or WITHHOLD from the members of the compensation committee if:

  There is a negative correlation between the chief executive’s pay and company performance;
  The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;
  The company fails to submit one-time transfers of stock options to a shareholder vote;
  The company fails to fulfill the terms of a burn-rate commitment made to shareholders;
  The company has backdated options (see “Options Backdating” policy);
  The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

Cumulative Voting

Generally vote AGAINST proposals to eliminate cumulative voting. Generally vote FOR proposals to restore or provide for cumulative voting unless:

  The company has proxy access or a similar structure to allow shareholders to nominate directors to the company’s ballot; and
  The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

Vote FOR proposals for cumulative voting at controlled companies (insider voting power > 50 percent).

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Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all the following:

Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

-	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

-	serves as liaison between the chairman and the independent directors;

-	approves information sent to the board;

-	approves meeting agendas for the board;

-	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

-	has the authority to call meetings of the independent directors;

-	if requested by major shareholders, ensures that he is available for consultation and direct communication;

The company publicly discloses a comparison of the duties of its independent lead director and its chairman;

The company publicly discloses a sufficient explanation of why it chooses not to give the position of chairman to the independent lead director, and instead combine the chairman and CEO positions;

Two-thirds independent board;

All independent key committees;

Established governance guidelines;

The company should not have underperformed both its peers and index on the basis of both one-year and three-year total shareholder returns*, unless there has been a change in the Chairman/CEO position within that time; and

The company does not have any problematic governance issues.

Vote FOR the proposal if the company does not provide disclosure with respect to any or all of the bullet points above. If disclosure is provided, evaluate on a CASE-BY-CASE basis.

_____________________________

* The industry peer group used for this evaluation is the average of the 12 companies in the same six-digit GICS group that are closest in revenue to the company. To fail, the company must underperform its index and industry group on all four measures (one- and three-year on industry peers and index).

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Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats. Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

Open Access

Vote shareholder proposals asking for open or proxy access on a CASE-BY-CASE basis, taking into account:

  The ownership threshold proposed in the resolution;
  The proponent’s rationale for the proposal at the targeted company in terms of board and director conduct.

3. PROXY CONTESTS

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

  Long-term financial performance of the target company relative to its industry;
  Management’s track record;
  Background to the proxy contest;
  Qualifications of director nominees (both slates);
  Strategic plan of dissident slate and quality of critique against management;
  Likelihood that the proposed goals and objectives can be achieved (both slates);
  Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

  The election of fewer than 50 percent of the directors to be elected is contested in the election;
  One or more of the dissident’s candidates is elected;
  Shareholders are not permitted to cumulate their votes for directors; and
  The election occurred, and the expenses were incurred, after the adoption of this bylaw.

4. TAKEOVER DEFENSES

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

  Shareholders have approved the adoption of the plan; or
  The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.

A-4

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

  No lower than a 20 percent trigger, flip-in or flip-over;
  A term of no more than three years;
  No dead-hand, slow-hand, no-hand, or similar feature that limits the ability of a future board to redeem the pill;
  Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting, or seek a written consent to vote on rescinding the pill.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings. Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5. MERGERS AND CORPORATE RESTRUCTURINGS

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

  Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.
  Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
  Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.
  Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.
  Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The aggregate CIC figure may be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.
  Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

6. STATE OF INCORPORATION
Reincorporation Proposals

Vote CASE-BY-CASE on proposals to change a company's state of incorporation, taking into consideration both financial and corporate governance concerns, including:

  The reasons for reincorporating;
  A comparison of the governance provisions;
  Comparative economic benefits; and
  A comparison of the jurisdictional laws.

A-5

7. CAPITAL STRUCTURE
Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company's performance and whether the company’s ongoing use of shares has shown prudence. Factors should include, at a minimum, the following:

  Rationale;
  Good performance with respect to peers and index on a five-year total shareholder return basis;
  Absence of non-shareholder approved poison pill;
  Reasonable equity compensation burn rate;
  No non-shareholder approved pay plans; and
  Absence of egregious equity compensation practices.

Dual-Class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:

  It is intended for financing purposes with minimal or no dilution to current shareholders;
  It is not designed to preserve the voting power of an insider or significant shareholder.

Issue Stock for Use with Rights Plan

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

Preferred Stock

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock), and AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose. Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense), and FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

8. EXECUTIVE AND DIRECTOR COMPENSATION
Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

  The total cost of the company’s equity plans is unreasonable;
  The plan expressly permits the repricing of stock options without prior shareholder approval;
  There is a disconnect between CEO pay and the company’s performance;
  The company’s three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group; or
  The plan is a vehicle for poor pay practices.

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Poor Pay Practices

Vote AGAINST or WITHHOLD from compensation committee members, the CEO, and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.

The following practices, while not exhaustive, are examples of poor compensation practices:

Egregious employment contracts (e.g., multi-year guarantees for salary increases, bonuses, and equity compensation);

Excessive perks (overly generous cost and/or reimbursement of taxes for personal use of corporate aircraft, personal security systems maintenance and/or installation, car allowances, and/or other excessive arrangements relative to base salary);

Abnormally large bonus payouts without justifiable performance linkage or proper disclosure (e.g., performance metrics that are changed, canceled, or replaced during the performance period without adequate explanation of the action and the link to performance);

Egregious pension/SERP (supplemental executive retirement plan) payouts (inclusion of additional years of service not worked that result in significant payouts, or inclusion of performance-based equity awards in the pension calculation;

New CEO with overly generous new hire package (e.g., excessive “make whole” provisions);

Excessive severance and/or change-in-control provisions: Inclusion of excessive change-in-control or severance payments, especially those with a multiple in excess of 3X cash pay;

-	Severance paid for a “performance termination,” (i.e., due to the executive’s failure to perform job functions at the appropriate level);

-	Change-in-control payouts without loss of job or substantial diminution of job duties (single- triggered);

-	Perquisites for former executives such as car allowances, personal use of corporate aircraft, or other inappropriate arrangements;

Poor disclosure practices, (unclear explanation of how the CEO is involved in the pay setting process, retrospective performance targets and methodology not discussed, or methodology for benchmarking practices and/or peer group not disclosed and explained);

Internal pay disparity (e.g., excessive differential between CEO total pay and that of next highest-paid named executive officer);

Other excessive compensation payouts or poor pay practices at the company.

Director Compensation

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap.

On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans will exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:

Director stock ownership guidelines with a minimum of three times the annual cash retainer.

Vesting schedule or mandatory holding/deferral period:

-	A minimum vesting of three years for stock options or restricted stock; or

-	Deferred stock payable at the end of a three-year deferral period.

Mix between cash and equity:

-	A balanced mix of cash and equity, for example 40 percent cash/60 percent equity or 50 percent cash/50 percent equity; or

-	If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

No retirement/benefits and perquisites provided to non-employee directors; and

Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

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Employee Stock Purchase Plans--Qualified Plans

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:

  Purchase price is at least 85 percent of fair market value;
  Offering period is 27 months or less; and
  The number of shares allocated to the plan is 10 percent or less of the outstanding shares.

Vote AGAINST qualified employee stock purchase plans where any of the following apply:

  Purchase price is less than 85 percent of fair market value; or
  Offering period is greater than 27 months; or
  The number of shares allocated to the plan is more than 10 percent of the outstanding shares.

Employee Stock Purchase Plans--Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

  Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);
  Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;
  Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;
  No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

Options Backdating

In cases where a company has practiced options backdating, vote AGAINST or WITHHOLD on a CASE-BY-CASE basis from the members of the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. Vote AGAINST or WITHHOLD from the compensation committee members who oversaw the questionable options practices or from current compensation committee members who fail to respond to the issue proactively, depending on several factors, including, but not limited to:

  Reason and motive for the options backdating issue (inadvertent vs. deliberate grant date changes);
  Length of time of options backdating;
  Size of restatement due to options backdating;
  Corrective actions taken by the board or compensation committee, such as canceling or repricing backdated options, or recoupment of option gains on backdated grants;
  Adoption of a grant policy that prohibits backdating, and creation of a fixed grant schedule or window period for equity grants going forward.

Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, considering:

  Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in- the-money” over the near term;
  Rationale for the re-pricing--was the stock price decline beyond management's control?
  Is this a value-for-value exchange?
  Are surrendered stock options added back to the plan reserve?
  Option vesting--does the new option vest immediately or is there a black-out period?
  Term of the option--the term should remain the same as that of the replaced option;
  Exercise price--should be set at fair market or a premium to market;
  Participants--executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s three-year average burn rate. In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the

A-8

company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Stock Plans in Lieu of Cash

Vote CASE-by-CASE on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock, and on plans that do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, ISS will not make any adjustments to carve out the in-lieu-of cash compensation. Vote FOR non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.

Transfer Programs of Stock Options

Vote AGAINST or WITHHOLD from compensation committee members if they fail to submit one-time transfers to shareholders for approval.

Vote CASE-BY-CASE on one-time transfers. Vote FOR if:

  Executive officers and non-employee directors are excluded from participating;
  Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;
  There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

Additionally, management should provide a clear explanation of why options are being transferred and whether the events leading up to the decline in stock price were beyond management's control. A review of the company's historic stock price volatility should indicate if the options are likely to be back “in-the-money” over the near term.

Vote AGAINST equity plan proposals if the details of ongoing Transfer of Stock Options programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:

  Eligibility;
  Vesting;
  Bid-price;
  Term of options;
  Transfer value to third-party financial institution, employees and the company.

Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.

Shareholder Proposals on Compensation
Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the named executive officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

Compensation Consultants--Disclosure of Board or Company’s Utilization

Generally vote FOR shareholder proposals seeking disclosure regarding the company, board, or compensation committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.

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Disclosure/Setting Levels or Types of Compensation for Executives and Directors

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. Vote AGAINST shareholder proposals requiring director fees be paid in stock only. Vote CASE-BY-CASE on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

Pay for Superior Performance

Generally vote FOR shareholder proposals based on a case-by-case analysis that requests the board establish a pay-for-superior performance standard in the company's compensation plan for senior executives. The proposal should have the following principles:

  Sets compensation targets for the plan’s annual and long-term incentive pay components at or below the peer group median;
  Delivers a majority of the plan’s target long-term compensation through performance-vested, not simply time-vested, equity awards;
  Provides the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;
  Establishes performance targets for each plan financial metric relative to the performance of the company’s peer companies;
  Limits payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.

Consider the following factors in evaluating this proposal:

  What aspects of the company’s annual and long-term equity incentive programs are performance-driven?
  If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?
  Can shareholders assess the correlation between pay and performance based on the current disclosure?
  What type of industry and stage of business cycle does the company belong to?

Performance-Based Awards

Vote CASE-BY-CASE on shareholder proposal requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:

  First, vote FOR shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a premium of at least 25 percent and higher to be considered performance-based awards.
  Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote FOR the proposal. Furthermore, if target performance results in an above target payout, vote FOR the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote FOR the shareholder proposal regardless of the outcome of the first step to the test.

In general, vote FOR the shareholder proposal if the company does not meet both of these two requirements.

Pre-Arranged Trading Plans (10b5-1 Plans)

Generally vote FOR shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:

  Adoption, amendment, or termination of a 10b5-1 plan must be disclosed within two business days in a Form 8-K;

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  Amendment or early termination of a 10b5-1 plan is allowed only under extraordinary circumstances, as determined by the board;
  Ninety days must elapse between adoption or amendment of a 10b5-1 plan and initial trading under the plan;
  Reports on Form 4 must identify transactions made pursuant to a 10b5-1 plan;
  An executive may not trade in company stock outside the 10b5-1 Plan.
  Trades under a 10b5-1 plan must be handled by a broker who does not handle other securities transactions for the executive.

Recoup Bonuses

Vote on a CASE-BY-CASE on proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation, taking into consideration:

  If the company has adopted a formal recoupment bonus policy; or
  If the company has chronic restatement history or material financial problems.

Severance Agreements for Executives/Golden Parachutes

Vote FOR shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

  The triggering mechanism should be beyond the control of management;
  The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the change of control);
  Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

Supplemental Executive Retirement Plans (SERPs)

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans. Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding of all incentive or bonus pay from the plan’s definition of covered compensation used to establish such benefits.

9. CORPORATE SOCIAL RESPONSIBILITY (CSR) ISSUES

Consumer Lending

Vote CASE-BY CASE on requests for reports on the company’s lending guidelines and procedures, including the establishment of a board committee for oversight, taking into account:

  Whether the company has adequately disclosed mechanisms to prevent abusive lending practices;
  Whether the company has adequately disclosed the financial risks of the lending products in question;
  Whether the company has been subject to violations of lending laws or serious lending controversies;
  Peer companies’ policies to prevent abusive lending practices.

Pharmaceutical Pricing

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.

Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:

  The existing level of disclosure on pricing policies;
  Deviation from established industry pricing norms;
  The company’s existing initiatives to provide its products to needy consumers;

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  Whether the proposal focuses on specific products or geographic regions.

Product Safety and Toxic Materials

Generally vote FOR proposals requesting the company to report on its policies, initiatives/procedures, and oversight mechanisms related to toxic materials and/or product safety in its supply chain, unless:

  The company already discloses similar information through existing reports or policies such as a supplier code of conduct and/or a sustainability report;
  The company has formally committed to the implementation of a toxic materials and/or product safety and supply chain reporting and monitoring program based on industry norms or similar standards within a specified time frame; and
  The company has not been recently involved in relevant significant controversies or violations.

Vote CASE-BY-CASE on resolutions requesting that companies develop a feasibility assessment to phaseout of certain toxic chemicals and/or evaluate and disclose the financial and legal risks associated with utilizing certain chemicals, considering:

  Current regulations in the markets in which the company operates;
  Recent significant controversy, litigation, or fines stemming from toxic chemicals or ingredients at the company; and
  The current level of disclosure on this topic.

Climate Change

In general, vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations unless:

  The company already provides current, publicly available information on the perceived impact that climate change may have on the company as well as associated policies and procedures to address such risks and/or opportunities;
  The company’s level of disclosure is comparable to or better than information provided by industry peers; and
  There are no significant fines, penalties, or litigation associated with the company’s environmental performance.

Greenhouse Gas Emissions

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company’s line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines, or litigation resulting from greenhouse gas emissions.

Political Contributions and Trade Associations Spending

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

  The company is in compliance with laws governing corporate political activities; and
  The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to publish in newspapers and public media the company's political contributions as such publications could present significant cost to the company without providing commensurate value to shareholders. Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions and trade association spending, considering:

  Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and
  The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures.

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  Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage. Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

  Sustainability Reporting

  Generally vote FOR proposals requesting the company to report on policies and initiatives related to social, economic, and environmental sustainability, unless:

    The company already discloses similar information through existing reports or policies such as an environment, health, and safety (EHS) report; a comprehensive code of corporate conduct; and/or a diversity report; or
    The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

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Non-U.S. Proxy Voting

  The following is a concise summary of the Voting Guidelines for voting non-U.S. proxies.

  1. OPERATIONAL ITEMS

  Financial Results/Director and Auditor Reports

  Vote FOR approval of financial statements and director and auditor reports, unless:

    There are concerns about the accounts presented or audit procedures used; or
    The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

  Appointment of Auditors and Auditor Fees

  Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

    There are serious concerns about the accounts presented or the audit procedures used;
    The auditors are being changed without explanation; or
    Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.

  Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

  Appointment of Internal Statutory Auditors

  Vote FOR the appointment or reelection of statutory auditors, unless:

    There are serious concerns about the statutory reports presented or the audit procedures used;
    Questions exist concerning any of the statutory auditors being appointed; or
    The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income Vote FOR approval of the allocation of income, unless:

    The dividend payout ratio has been consistently below 30 percent without adequate explanation; or
    The payout is excessive given the company's financial position.

  Stock (Scrip) Dividend Alternative

  Vote FOR most stock (scrip) dividend proposals.

  Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

  Amendments to Articles of Association

  Vote amendments to the articles of association on a CASE-BY-CASE basis.

  Change in Company Fiscal Term

  Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

  Lower Disclosure Threshold for Stock Ownership

  Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

  Amend Quorum Requirements

  Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

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  Transact Other Business

  Vote AGAINST other business when it appears as a voting item.

  2. BOARD OF DIRECTORS Director Elections

  Vote FOR management nominees in the election of directors, unless:

    Adequate disclosure has not been provided in a timely manner;
    There are clear concerns over questionable finances or restatements;
    There have been questionable transactions with conflicts of interest;
    There are any records of abuses against minority shareholder interests; or
    The board fails to meet minimum corporate governance standards.

  Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

  Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

  Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

  Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

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  ISS Classification of Directors – International Policy 2008

  Executive Director

    Employee or executive of the company;
    Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

  Non-Independent Non-Executive Director (NED)

    Any director who is attested by the board to be a non-independent NED;
    Any director specifically designated as a representative of a significant shareholder of the company;
    Any director who is also an employee or executive of a significant shareholder of the company;
    Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);
    Government representative;
    Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;
    Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[3]);
     Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;
    Relative[1] of a current employee of the company or its affiliates;
    Relative[1] of a former executive of the company or its affiliates;
    A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);
    Founder/co-founder/member of founding family but not currently an employee;
    Former executive (5 year cooling off period);
    Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.[4]

  Independent NED

    No material[5] connection, either directly or indirectly, to the company other than a board seat.

  Employee Representative

    Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

  Footnotes:

  [1] “Relative” follows the U.S. SEC’s definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

  [2] Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

  [3] If the company makes or receives annual payments exceeding the greater of $200,000 or five percent of the recipient’s gross revenues (the recipient is the party receiving the financial proceeds from the transaction).

  [4] For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom and Ireland, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.

  [5] For purposes of ISS' director independence classification, “material” will be defined as a standard of relationship financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual's ability to satisfy requisite fiduciary standards on behalf of shareholders.

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I # 338722 v.5

    Director Compensation

    Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

    Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

    Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

    Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

    Discharge of Board and Management

    Vote FOR discharge of the board and management, unless:

      There are serious questions about actions of the board or management for the year in question; or
      Legal action is being taken against the board by other shareholders.

    Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.

    Director, Officer, and Auditor Indemnification and Liability Provisions

    Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

    Vote AGAINST proposals to indemnify auditors.

    Board Structure

    Vote FOR proposals to fix board size.

    Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

    Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

3. CAPITAL STRUCTURE Share Issuance Requests

    General Issuances:

    Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

    Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

    Specific Issuances:

    Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

    Increases in Authorized Capital

    Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

    Vote FOR specific proposals to increase authorized capital to any amount, unless:

      The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or
      The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

    Vote AGAINST proposals to adopt unlimited capital authorizations.

    Reduction of Capital

    Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

    Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

    Capital Structures

    Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

    Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.

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    Preferred Stock

    Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

    Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS' guidelines on equity issuance requests.

    Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

    Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

    Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

    Debt Issuance Requests

    Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

    Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS’ guidelines on equity issuance requests.

    Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

    Pledging of Assets for Debt

    Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

    Increase in Borrowing Powers

    Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans Vote FOR share repurchase plans, unless:

      Clear evidence of past abuse of the authority is available; or
      The plan contains no safeguards against selective buybacks.

    Reissuance of Shares Repurchased

    Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

    Capitalization of Reserves for Bonus Issues/Increase in Par Value

    Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

    4. OTHER

     Reorganizations/Restructurings

    Vote reorganizations and restructurings on a CASE-BY-CASE basis.

    Mergers and Acquisitions

    Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

    For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

      Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.
      Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.
      Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.
      Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced

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      these directors and officers to support or recommend the merger.
      Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

    Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

    Mandatory Takeover Bid Waivers

    Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

    Reincorporation Proposals

    Vote reincorporation proposals on a CASE-BY-CASE basis.

    Expansion of Business Activities

    Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

    Related-Party Transactions

    Vote related-party transactions on a CASE-BY-CASE basis.

Compensation Plans Vote compensation plans on a CASE-BY-CASE basis.

    Antitakeover Mechanisms

    Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

    Shareholder Proposals

    Vote all shareholder proposals on a CASE-BY-CASE basis.

    Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

    Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

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DFA INVESTMENT DIMENSIONS GROUP INC. (112/113) PART C OTHER INFORMATION

    ITEM 23. EXHIBITS.

(a)	Articles of Incorporation.
	(1)	Articles of Restatement effective August 11, 2003 as filed with the Maryland
Secretary of State on August 11, 2003.
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 69/70 to Registrant’s
Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	January 29, 2004.
	(2)	Articles Supplementary as filed with the Maryland Secretary of State on
September 8, 2004 re: the addition of Class R Shares of U.S. Small Cap Value
Portfolio and the deletion of (i) the LD U.S. Marketwide Portfolio Shares, (ii) the
HD U.S. Marketwide Portfolio Shares, (iii) the LD U.S. Marketwide Value
Portfolio Shares and (iv) the HD U.S. Marketwide Value Portfolio Shares
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 75/76 to Registrant’s
Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	March 30, 2005.
	(3)	Articles of Amendment as filed with the Maryland Secretary of State on October
25, 2004 re: the name change of the:
* AAM/DFA International High Book to Market Portfolio to the
LWAS/DFA International High Book to Market Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 75/76 to Registrant’s
Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	March 30, 2005.
	(4)	Articles Supplementary filed with the Maryland Secretary of State on January 10,
2005 re: the addition of the:
		*	Shares of Emerging Markets Core Equity Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 73/74 to Registrant’s
Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	January 14, 2005.
	(5)	Articles Supplementary filed with the Maryland Secretary of State on March 7,
2005 re: the authorization of 40 billion additional shares of common stock:
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 75/76 to Registrant’s
Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	March 30, 2005.

(6)	Articles of Amendment as filed with the Maryland Secretary of State on
September 12, 2005 re: the name change of the:
	*	The Pacific Rim Small Company Portfolio to the Asia Pacific Small
Company Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 77/78 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	September 13, 2005.
(7)	Articles Supplementary filed with the Maryland Secretary of State on September
12, 2005 re: the addition of the:
	*	U.S. Core Equity 1 Portfolio
	*	U.S. Core Equity 2 Portfolio
	*	U.S. Vector Equity Portfolio
	*	International Core Equity Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 77/78 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	September 13, 2005.
(8)	Articles of Amendment as filed with the Maryland Secretary of State on May 12,
2006 re: the name change of the:
	*	U.S. Small Cap Value Portfolio Shares-Investor Class to the U.S. Small
Cap Value Portfolio Shares
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 80/81 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	May 23, 2006.
(9)	Articles Supplementary filed with the Maryland Secretary of State on May 12,
2006 re: the addition of the:
	*	Emerging Markets Social Core Portfolio Shares and the reclassification and reallocation of shares of Class R Shares of U.S. Small Cap Value
Portfolio to the U.S. Small Cap Value Portfolio Shares
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 80/81 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	May 23, 2006.
(10)	Articles Supplementary filed with the Maryland Secretary of State on August 4,
2006 re: the addition of the:
	*	DFA Inflation-Protected Securities Portfolio Shares
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 83/84 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	September 12, 2006.
(11)	Articles Supplementary filed with the Maryland Secretary of State on November
20, 2006 re: the addition of the:

	*	DFA International Real Estate Securities Portfolio Shares
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 85/86 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	December 5, 2006.
(12)	Articles Supplementary filed with the Maryland Secretary of State on November
29, 2006 re: the allocation of 100 billion additional shares of common stock to:
	*	U.S. Core Equity 2 Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 88/89 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	March 30, 2007.
(13)	Articles of Amendment as filed with the Maryland Secretary of State on
November 29, 2006 re: the name change of the:
	*	U.S. Small XM Value Portfolio Shares to the U.S. Targeted Value
Portfolio Shares
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 88/89 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	March 30, 2007.
(14)	Articles Supplementary filed with the Maryland Secretary of State on November
29, 2006 re: the allocation of 140 billion additional shares of common stock and re: the addition of the:
	*	DFA California Short-Term Municipal Bond Portfolio Shares
	*	T.A. U.S. Core Equity 2 Portfolio Shares
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 88/89 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	March 30, 2007.
(15)	Articles of Amendment as filed with the Maryland Secretary of State on March
27, 2007 re: the name change of the:
	*	Tax-Managed U.S. Small Cap Value Portfolio Shares to the Tax-
Managed U.S. Targeted Value Portfolio Shares
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 88/89 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	March 30, 2007.
(16)	Articles of Amendment as filed with the Maryland Secretary of State on June 21,
2007 re: the name change of the:
	*	Emerging Markets Social Core Portfolio Shares to the Emerging Markets
Social Core Equity Portfolio Shares
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 91/92 to Registrant’s
Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.
	Filing Date:	July 6, 2007.
(17)	Articles Supplementary filed with the Maryland Secretary of State on June 21,
2007 re: the addition of the:
	*	U.S. Social Core Equity 2 Portfolio Shares
	*	CSTG&E U.S. Social Core Equity 2 Portfolio Shares
	*	CSTG&E International Social Core Equity Portfolio Shares
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 91/92 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	July 6, 2007.
(18)	Articles Supplementary filed with the Maryland Secretary of State on July 9,
2007 re: the classification and allocation of shares.
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 96/97 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	October 17, 2007.
(19)	Articles of Amendment filed with the Maryland Secretary of State on October
10, 2007 re: the name change of various portfolios:
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 96/97 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	October 17, 2007.
(20)	Articles Supplementary filed with the Maryland Secretary of State on October
10, 2007 re: the addition of Class R shares:
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 96/97 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	October 17, 2007.
(21)	Articles Supplementary filed with the Maryland Secretary of State on December
31, 2007 re: the addition of the:
	*	U.S. Sustainability Core 1 Portfolio
	*	International Sustainability Core 1 Portfolio
	*	DFA Selectively Hedged Global Fixed Income Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 103/104 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	March 28, 2008.
(22)	Articles Supplementary filed with the Maryland Secretary of State on February
22, 2008 re: the addition of the:
	*	T.A. World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:

		Filing:		Post-Effective Amendment No. 103/104 to Registrant’s
Registration Statement on Form N-1A.
		File Nos.:		2-73948 and 811-3258.
		Filing Date:		March 28, 2008.
(b)	By-Laws.
Amended and Restated By-Laws of the Registrant.
Incorporated herein by reference to:
	Filing:		Post-Effective Amendment No. 69/70 to Registrant’s Registration
Statement on Form N-1A.
	File Nos.:		2-73948 and 811-3258.
	Filing Date:		January 29, 2004.
(c)	Instruments Defining the Rights of Securityholders.
	(1)	See Articles Fifth, Sixth, Eighth and Thirteenth of the Registrant’s Articles of
Restatement dated August 11, 2003.
	(2)	See Article II of the Registrant’s Amended and Restated By-Laws.
(d)	Investment Advisory Agreement.
	(1)	Investment Management Agreements.
		(a)	Form of Investment Advisory Agreement between the Registrant and
Dimensional Fund Advisors Inc. (“DFA”) dated May 13, 1987 re: the:
			*	DFA Five-Year Government Portfolio
Incorporated herein by reference to:
			Filing:	Post-Effective Amendment No. 48/49 to Registrant’s
Registration Statement on Form N-1A.
			File Nos.:	2-73948 and 811-3258.
			Filing Date:	March 20, 1998.
		(b)	Investment Advisory Agreement between the Registrant and DFA dated
April 26, 1994 re: the:
			*	VA Global Bond Portfolio (formerly the DFA Global Fixed
Income Portfolio and the DFA Global Bond Portfolio)
Incorporated herein by reference to:
			Filing:	Post-Effective Amendment No. 48/49 to Registrant’s
Registration Statement on Form N-1A.
			File Nos.:	2-73948 and 811-3258.
			Filing Date:	March 20, 1998.
		(c)	Investment Advisory Agreement between the Registrant and DFA dated
September 24, 1990 re: the:
			*	DFA Intermediate Government Fixed Income Portfolio
(formerly the DFA Intermediate Government Bond Portfolio)
Incorporated herein by reference to:
			Filing:	Post-Effective Amendment No. 48/49 to Registrant’s
Registration Statement on Form N-1A.
			File Nos.:	2-73948 and 811-3258.
			Filing Date:	March 30, 1998.
		(d)	Investment Advisory Agreement between the Registrant and DFA dated
April 2, 1991 re: the:
			*	Large Cap International Portfolio

Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.
(e)	Investment Advisory Agreement between the Registrant and DFA dated
September 21, 1992.
	*	DFA Real Estate Securities Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 70/71 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	March 29, 2004.
(f)	Investment Advisory Agreement between the Registrant and DFA dated
December 20, 1994 re: the:
	*	DFA International Small Cap Value Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.
(g)	Investment Advisory Agreement between the Registrant and DFA dated
September 8, 1995 re: the:
	*	VA U.S Large Value Portfolio (formerly known as the VA Large
Value Portfolio and DFA Global Value Portfolio)
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.
(h)	Investment Advisory Agreement between the Registrant and DFA dated
September 8, 1995 re: the:
	*	VA U.S. Targeted Value Portfolio (formerly known as the VA
Small Value Portfolio)
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.
(i)	Investment Advisory Agreement between the Registrant and DFA dated
September 8, 1995 re: the:
	*	VA International Value Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.

(j)	Investment Advisory Agreement between the Registrant and DFA dated
September 8, 1995 re: the:
	*	VA International Small Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.
(k)	Investment Advisory Agreement between the Registrant and DFA dated
September 8, 1995 re: the:
	*	VA Short-Term Fixed Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.
(l)	Investment Advisory Agreement between the Registrant and DFA dated
August 8, 1996 re: the:
	*	International Small Company Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.
(m)	Investment Advisory Agreement between the Registrant and DFA dated
December 7, 1998 re: the:
	*	Tax-Managed U.S. Small Cap Value Portfolio (formerly Tax-
Managed U.S. 5-10 Value Portfolio);
	*	Tax-Managed U.S. Small Cap Portfolio (formerly Tax-Managed
U.S. 6-10 Small Company Portfolio); and
	*	Tax-Managed DFA International Value Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.
	(1)	Addendum Number One re: the reflection of the following name changes:
	*	Tax-Managed U.S. 5-10 Value Portfolio to the Tax-
Managed U.S. Small Cap Value Portfolio
	*	Tax-Managed U.S. 6-10 Small Company Portfolio to the
Tax-Managed U.S. Small Cap Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 70/71 to
Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 29, 2004.

	(2)	Addendum Number Two re: the reflection of the following
name changes:
	*	Tax-Managed U.S. Small Cap Value Portfolio to the
Tax-Managed U.S. Targeted Value Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 88/89 to
Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 30, 2007.
(n)	Investment Advisory Agreement between the Registrant and DFA dated
July 30, 2002 re: the:
	*	DFA Short-Term Municipal Bond Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	July 30, 2002.
(o)	Form of Investment Advisory Agreement between the Registrant and
DFA re: the:
	*	Emerging Markets Core Equity Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 73/74 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 14, 2005.
(p)	Investment Advisory Agreement between the Registrant and DFA dated
September 13, 2005 re: the:
	*	U.S. Core Equity 1 Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 77/78 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	September 13, 2005.
(q)	Investment Advisory Agreement between the Registrant and DFA dated
September 13, 2005 re: the:
	*	U.S. Core Equity 2 Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 77/78 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	September 13, 2005.
(r)	Investment Advisory Agreement between the Registrant and DFA dated
September 13, 2005 re: the:
	*	International Core Equity Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 77/78 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.

	Filing Date:	September 13, 2005.
(s)	Investment Advisory Agreement between the Registrant and DFA dated
September 13, 2005 re: the:
	*	U.S. Vector Equity Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 77/78 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	September 13, 2005.
(t)	Investment Advisory Agreement between the Registrant and DFA dated
August 7, 2006 re: the:
	*	Emerging Markets Social Core Equity Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 82/83 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	August 4, 2006.
(u)	Investment Advisory Agreement between the Registrant and DFA dated
September 12, 2006 re: the:
	*	DFA Inflation-Protected Securities Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 83/84 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	September 12, 2006.
(v)	Form of Investment Advisory Agreement between the Registrant and
DFA re: the:
	*	DFA International Real Estate Securities Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 85/86 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	December 5, 2006.
(w)	Form of Investment Advisory Agreement between the Registrant and
DFA re: the:
	*	DFA California Short-Term Municipal Bond Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 86/87 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 12, 2007.
(x)	Form of Investment Advisory Agreement between the Registrant and
DFA re: the:
	*	T.A. U.S. Core Equity 2 Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 86/87 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.

	Filing Date:	January 12, 2007.
(y)	Form of Investment Advisory Agreement between the Registrant and
DFA re: the:
	*	U.S. Targeted Value Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 88/89 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	March 30, 2007.
(z)	Form of Investment Advisory Agreement between the Registrant and
DFA re: the:
	*	U.S. Social Core Equity 2 Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 89/90 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	April 24, 2007.
(aa)	Form of Investment Advisory Agreement between the Registrant and
DFA re: the:
	*	CSTG&E U.S. Social Core Equity 2 Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 90/91 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	May 8, 2007.
(bb)	Form of Investment Advisory Agreement between the Registrant and
DFA re: the:
	*	CSTG&E International Social Core Equity Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 90/91 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	May 8, 2007.
(cc)	Form of Investment Advisory Agreement between the Registrant and
DFA re: the:
	*	U.S. Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 99/100 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 10, 2008.
(dd)	Form of Investment Advisory Agreement between the Registrant and
DFA re: the:
	*	International Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 99/100 to Registrant’s
Registration Statement on Form N-1A.

	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 10, 2008.
(ee)	Form of Investment Advisory Agreement between the Registrant and
DFA re: the:
	*	DFA Selectively Hedged Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 96/97 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	October 17, 2007.
(ff)	Form of Investment Advisory Agreement between the Registrant and
DFA re: the:
	*	T.A. World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 97/98 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	December 13, 2007.
(gg)	Form of Investment Advisory Agreement between the Registrant and
DFA re: the:
	*	DFA Global Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 100/101 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	February 8, 2008.
(hh)	Form of Investment Advisory Agreement between the Registrant and
DFA re: the:
	*	DFA International Value Ex Tobacco Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 105/106 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	April 9, 2008.
(ii)	Form of Investment Advisory Agreement between the Registrant and
DFA re: the:
	*	International Vector Equity Portfolio
Incorporated herein by reference to:
Filing Post-effective Amendment No. 107/108 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	May 9, 2008
(jj)	Form of Investment Advisory Agreement between the Registrant and
DFA re: the:
	*	DFA Short-Term Extended Quality Portfolio
Incorporated herein by reference to:

Filing Post-effective Amendment No. 110/111 to Registrant’s
Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	September 16, 2008
	(kk)	Form of Investment Advisory Agreement between the Registrant and
DFA re: the:
		*	DFA Intermediate-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing Post-effective Amendment No. 110/111 to Registrant’s
Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	September 16, 2008
	(ll)	Form of Investment Advisory Agreement between the Registrant and
DFA re: the:
		*	DFA VA Global Moderate Allocation Portfolio
Incorporated herein by reference to:
Filing Post-effective Amendment No. 111/112 to Registrant’s
Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	October 9, 2008.
(2)	Sub-advisory Agreements.
	(a)	Sub-Advisory Agreement between the Registrant, DFA and DFA
Australia Ltd. (formerly DFA Australia Pty Limited) dated September
21, 1995 re: the:
		*	VA International Small Portfolio.
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 37/38 to the Registrant’s
Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	November 22, 1995.
		(i)	Amendment No. 1 to Sub-Advisory Agreement between the
Registrant, DFA and DFA Australia Ltd. (formerly DFA
Australia Pty Limited) dated July 18, 1997
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 78/79 to the Registrant’s
Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 30, 2006.
	(b)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional
Fund Advisors Ltd. dated September 21, 1995 re: the:
		*	VA International Small Portfolio.
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 37/38 to the Registrant’s
Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	November 22, 1995.
	(c)	Form of Consultant Services Agreement between DFA and DFA
Australia Ltd. (formerly DFA Australia Pty Limited)

Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 55/56 to the Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	September 13, 1999.
(d)	Form of Consultant Services Agreement between DFA and Dimensional
Fund Advisors Ltd.
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 55/56 to the Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	September 13, 1999.
(e)	Form of Sub-Advisory Agreement between the Registrant, DFA and
Dimensional Fund Advisors Ltd. re: the:
	*	International Core Equity Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 77/78 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	September 13, 2005.
(f)	Form of Sub-Advisory Agreement between the Registrant, DFA and
DFA Australia Ltd. re: the:
	*	International Core Equity Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 77/78 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	September 13, 2005.
(g)	Form of Sub-Advisory Agreement between the Registrant, DFA and
Dimensional Fund Advisors Ltd. dated August 7, 2006 re: the:
	*	Emerging Markets Social Core Equity Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 82/83 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	August 4, 2006.
(h)	Sub-Advisory Agreement between the Registrant, DFA and DFA
Australia Ltd. dated August 7, 2006 re: the:
	*	Emerging Markets Social Core Equity Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 82/83 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	August 4, 2006.
(i)	Form of Sub-Advisory Agreement between the Registrant, DFA and
Dimensional Fund Advisors Ltd. re: the:
	*	DFA International Real Estate Securities Portfolio
Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 85/86 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	December 5, 2006.
(j)	Form of Sub-Advisory Agreement between the Registrant, DFA and
DFA Australia Ltd. re: the:
	*	DFA International Real Estate Securities Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 85/86 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	December 5, 2006.
(k)	Form of Sub-Advisory Agreement between the Registrant, DFA and
Dimensional Fund Advisors Ltd. re: the:
	*	CSTG&E International Social Core Equity Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 90/91 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	May 8, 2007.
(l)	Form of Sub-Advisory Agreement between the Registrant, DFA and
DFA Australia Ltd. re: the:
	*	CSTG&E International Social Core Equity Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 90/91 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	May 8, 2007.
(m)	Form of Sub-Advisory Agreement between the Registrant, DFA and
Dimensional Fund Advisors Ltd. re: the:
	*	International Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 96/97 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	October 17, 2007.
(n)	Form of Sub-Advisory Agreement between the Registrant, DFA and
DFA Australia Ltd. re: the:
	*	International Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 96/97 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	October 17, 2007.
(o)	Form of Sub-Advisory Agreement between the Registrant, DFA and
Dimensional Fund Advisors Ltd. re: the:
	*	DFA Selectively Hedged Global Fixed Income Portfolio
Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 96/97 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	October 17, 2007.
(p)	Form of Sub-Advisory Agreement between the Registrant, DFA and
DFA Australia Ltd. re: the:
	*	DFA Selectively Hedged Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 96/97 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	October 17, 2007.
(q)	Form of Sub-Advisory Agreement between the Registrant, DFA and
Dimensional Fund Advisors Ltd. re: the:
	*	T.A. World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 101/102 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	February 26, 2008.
(r)	Form of Sub-Advisory Agreement between the Registrant, DFA and
DFA Australia Ltd. re: the:
	*	T.A. World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 101/102 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	February 26, 2008.
(s)	Form of Sub-Advisory Agreement between the Registrant, DFA and
Dimensional Fund Advisors Ltd. re: the:
	*	DFA International Value ex Tobacco Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 108/109 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	June 23, 2008.
(t)	Form of Sub-Advisory Agreement between the Registrant, DFA and
DFA Australia Ltd. re: the:
	*	DFA International Value ex Tobacco Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 108/109 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	June 23, 2008.
(u)	Form of Sub-Advisory Agreement between the Registrant, DFA and
Dimensional Fund Advisors Ltd. re: the:
	*	International Vector Equity Portfolio
Incorporated herein by reference to:

			Filing:	Post-Effective Amendment No. 109/110 to Registrant’s
Registration Statement on Form N-1A.
			File Nos.:	2-73948 and 811-3258.
			Filing Date:	July 23, 2008.
		(v)	Form of Sub-Advisory Agreement between the Registrant, DFA and
DFA Australia Ltd. re: the:
			*	International Vector Equity Portfolio
Incorporated herein by reference to:
			Filing:	Post-Effective Amendment No. 109/110 to Registrant’s
Registration Statement on Form N-1A.
			File Nos.:	2-73948 and 811-3258.
			Filing Date:	July 23, 2008.
(e)	Underwriting Contracts.
	(1)	Amended and Restated Distribution Agreement between the Registrant and DFA
Securities Inc. dated December 19, 2003.
Incorporated herein by reference to:
			Filing:	Post-Effective Amendment No. 70/71 to Registrant’s
Registration Statement on Form N-1A.
			File Nos.:	2-73948 and 811-3258.
			Filing Date:	March 29, 2004.
(f)	Bonus or Profit Sharing Plans.
Not Applicable.
(g)	Custodian Agreements.
	(1)	Custodian Agreement between the Registrant and PNC Bank, N.A. (formerly
Provident National Bank) dated June 19, 1989 re: the:
		*	Enhanced U.S. Large Company Portfolio;
		*	DFA Two-Year Corporate Fixed Income Portfolio; and
		*	DFA Two-Year Government Portfolio
Incorporated herein by reference to:
		Filing:		Post-Effective Amendment No. 37/38 to Registration Statement
of the Registrant on form N-1A.
		File Nos.:		2-73948 and 811-3258.
		Filing Date:		November 22, 1995.
	(2)	Form of Custodian Agreement between the Registrant and PNC Bank, N.A.
(formerly Provident National Bank) re: the:
		*	U.S. 9-10 Small Company Portfolio;
		*	U.S. Large Company Portfolio;
		*	DFA One-Year Fixed Income Portfolio;
		*	DFA Intermediate Government Fixed Income Portfolio (formerly known as the DFA Intermediate Government Bond Portfolio; and
		*	DFA Five-Year Government Portfolio
Previously filed with this registration statement and incorporated herein by reference.
		(a)	Addendum Number One
Incorporated herein by reference to:
			Filing:	Post-Effective Amendment No. 50/51 to Registrant’s
Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.
(b)	Addendum Number Two re: the addition of:
	*	Tax-Managed U.S. Marketwide Value Portfolio X;
	*	Tax-Managed U.S. 5-10 Value Portfolio X;
	*	Tax-Managed U.S. 6-10 Small Company Portfolio X; and
	*	Tax-Managed DFA International Value Portfolio X
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 70/71 to Registrant’s
	File Nos.:	Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
Filing Date:
(c)	Addendum Number Three re: the addition of:
	*	LD U.S. Large Company Portfolio;
	*	HD U.S. Large Company Portfolio;
	*	LD U.S. Marketwide Value Portfolio; and
	*	HD U.S. Marketwide Value Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 70/71 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	March 29, 2004.
(d)	Addendum Number Four re: the reflection of the following name change:
	*	RWB/DFA International High Book to Market Portfolio to the
AAM/DFA International High Book to Market Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 59/60 to the Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 26, 2001.
(e)	Addendum Number Five re: the reflection of the following name changes:
	*	U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio
	*	U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio
	*	U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio
	*	U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio
	*	Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-
Managed U.S. Small Cap Portfolio
	*	Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S.
Small Cap Value Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 70/71 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	March 29, 2004.
(f)	Addendum Number Six re: the addition of the:
	*	Tax-Managed U.S. Marketwide Portfolio;
and the reflection of the following name changes:

			*	LD U.S. Large Company Portfolio to LD U.S. Marketwide
Portfolio
			*	HD U.S. Large Company Portfolio to HD U.S. Marketwide
Portfolio
Incorporated herein by reference to:
			Filing:	Post-Effective Amendment No. 63/64 to the Registrant’s
Registration Statement on Form N-1A.
			File Nos.:	2-73948 and 811-3258.
Filing Date: September 7, 2001.
		(g)	Addendum Number Seven re: the reflection of the following name change:
			*	Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S.
Equity Portfolio
Incorporated herein by reference to:
			Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s
Registration Statement on Form N-1A.
			File Nos.:	2-73948 and 811-3258.
Filing Date: July 30, 2002.
		(h)	Addendum Number Eight re: the addition of the:
			*	DFA Short-Term Municipal Bond Portfolio
Incorporated herein by reference to:
			Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s
Registration Statement on Form N-1A.
			File Nos.:	2-73948 and 811-3258.
Filing Date: July 30, 2002.
		(i)	Form of Addendum Number Nine re: the addition of the:
			*	Emerging Markets Core Equity Portfolio
Incorporated herein by reference to:
			Filing:	Post-Effective Amendment No. 75/76 to Registrant’s
Registration Statement on Form N-1A.
			File Nos.:	2-73948 and 811-3258.
			Filing Date:	March 30, 2005.
		(j)	Addendum Number Ten re: the addition of the:
			*	U.S. Core Equity 1 Portfolio;
			*	U.S. Core Equity 2 Portfolio;
			*	U.S. Vector Equity Portfolio;
			*	International Core Equity Portfolio;
and the reflection of the following name changes:
			*	The Pacific Rim Small Company Portfolio to the Asia Pacific
Small Company Portfolio
Incorporated herein by reference to:
			Filing:	Post-Effective Amendment No. 77/78 to Registrant’s
Registration Statement on Form N-1A.
			File Nos.:	2-73948 and 811-3258.
Filing Date: September 13, 2005.
(h)	Other Material Contracts.
	(1)	Transfer Agency Agreement.
Transfer Agency Agreement between the Registrant and PFPC Inc. (formerly
Provident Financial Processing Corporation) dated June 19, 1989.

Incorporated herein by reference to:
Filing:		Post-Effective Amendment No. 48/49 to the Registrant’s
Registration Statement on Form N-1A.
File Nos.:		2-73948 and 811-3258.
Filing Date:		March 20, 1998.
(a)	Addendum Number One
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.
(b)	Addendum Number Two re: the addition of:
	*	Tax-Managed U.S. Marketwide Value Portfolio X;
	*	Tax-Managed U.S. 5-10 Value Portfolio X;
	*	Tax-Managed U.S. 6-10 Small Company Portfolio X; and
	*	Tax-Managed DFA International Value Portfolio X
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 70/71 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
Filing Date: March 29, 2004.
(c)	Addendum Number Three re: the addition of:
	*	LD U.S. Large Company Portfolio;
	*	HD U.S. Large Company Portfolio;
	*	LD U.S. Marketwide Value Portfolio; and
	*	HD U.S. Marketwide Value Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 70/71 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
Filing Date: March 29, 2004.
(d)	Addendum Number Four re: the reflection of the following name change:
	*	RWB/DFA International High Book to Market Portfolio to the
AAM/DFA International High Book to Market Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 59/60 to the Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 26, 2001.
(e)	Addendum Number Five re: the reflection of the following name changes:
	*	U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio
	*	U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio
	*	U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio
	*	U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio
	*	Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-
Managed U.S. Small Cap Portfolio

	*	Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S.
Small Cap Value Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 70/71 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	March 29, 2004.
(f)	Addendum Number Six re: the establishment of procedures for the provision of pricing information to Fidelity Investments Institutional
Operations Company, Inc.
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 63/64 to the Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	September 7, 2001.
(g)	Addendum Number Seven re: the addition of the:
	*	Tax-Managed U.S. Marketwide Portfolio
and the reflection of the following name changes:
	*	LD U.S. Large Company Portfolio to LD U.S. Marketwide
Portfolio
	*	HD U.S. Large Company Portfolio to HD U.S. Marketwide
Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 63/64 to the Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	September 7, 2001.
(h)	Addendum Number Eight re: the reflection of the following name change:
	*	Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S.
Equity Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	July 30, 2002.
(i)	Addendum Number Nine re: the addition of the:
	*	DFA Short-Term Municipal Bond Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	July 30, 2002.
(j)	Form of Addendum Number Ten re: the addition of the:
	*	Emerging Markets Core Equity Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 75/76 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.

Filing Date: March 30, 2005.
	(k)	Addendum Number Eleven re: the addition of the:
		*	U.S. Core Equity 1 Portfolio;
		*	U.S. Core Equity 2 Portfolio;
		*	U.S. Vector Equity Portfolio;
		*	International Core Equity Portfolio;
and the reflection of the following name changes:
		*	The Pacific Rim Small Company Portfolio to the Asia Pacific
Small Company Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 77/78 to Registrant’s
Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
Filing Date: September 13, 2005.
	(l)	Form of Addendum Number Fourteen re: the addition of the:
		*	Emerging Markets Social Core Equity Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 82/83 to Registrant’s
Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
Filing Date: August 4, 2006.
(2)	Administration and Accounting Agreement
Administration and Accounting Services Agreement between the Registrant and
PFPC dated June 19, 1989.
Incorporated herein by reference to:
	Filing:		Post-Effective Amendment No. 48/49 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:		2-73948 and 811-3258.
	Filing Date:		March 20, 1998.
	(a)	Addendum Number One
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 50/51 to Registrant’s
Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	January 22, 1999.
	(b)	Addendum Number Two re: the addition of:
		*	Tax-Managed U.S. Marketwide Value Portfolio X;
		*	Tax-Managed U.S. 5-10 Value Portfolio X;
		*	Tax-Managed U.S. 6-10 Small Company Portfolio X; and
		*	Tax-Managed DFA International Value Portfolio X
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 70/71 to Registrant’s
Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
Filing Date: March 29, 2004.
	(c)	Addendum Number Three re: the addition of:
		*	LD U.S. Large Company Portfolio;
		*	HD U.S. Large Company Portfolio;

	*	LD U.S. Marketwide Value Portfolio; and
	*	HD U.S. Marketwide Value Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 70/71 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
Filing Date: March 29, 2004.
(d)	Addendum Number Four re: the reflection of the following name change:
	*	RWB/DFA International High Book to Market Portfolio to the
AAM/DFA International High Book to Market Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 59/60 to the Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 26, 2001.
(e)	Addendum Number Five re: the reflection of the following name changes:
	*	U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio
	*	U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio
	*	U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio
	*	U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio
	*	Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-
Managed U.S. Small Cap Portfolio
	*	Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S.
Small Cap Value Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 70/71 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
Filing Date: March 29, 2004.
(f)	Addendum Number Six re: the establishment of procedures for the provision of pricing information to Fidelity Investments Institutional
Operations Company, Inc.
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 63/64 to the Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
Filing Date: September 7, 2001.
(g)	Addendum Number Seven re: the addition of the:
	*	Tax-Managed U.S. Marketwide Portfolio
and the reflection of the following name changes:
	*	LD U.S. Large Company Portfolio to LD U.S. Marketwide
Portfolio
	*	HD U.S. Large Company Portfolio to HD U.S. Marketwide
Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 63/64 to the Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.

		Filing Date:	September 7, 2001.
	(h)	Addendum Number Eight re: the reflection of the following name change:
		*	Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S.
Equity Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s
Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	July 30, 2002.
	(i)	Addendum Number Nine re: the addition of the:
		*	DFA Short-Term Municipal Bond Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 66/67 to the Registrant’s
Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	July 30, 2002.
	(j)	Form of Addendum Number Ten re: the addition of the:
		*	Emerging Markets Core Equity Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 75/76 to Registrant’s
Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	March 30, 2005.
	(k)	Addendum Number Eleven re: the addition of the:
		*	U.S. Core Equity 1 Portfolio;
		*	U.S. Core Equity 2 Portfolio;
		*	U.S. Vector Equity Portfolio;
		*	International Core Equity Portfolio;
and the reflection of the following name changes:
		*	The Pacific Rim Small Company Portfolio to the Asia Pacific
Small Company Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 77/78 to Registrant’s
Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	September 13, 2005.
	(l)	Form of Addendum Number Seventeen re: the addition of the:
		*	Emerging Markets Social Core Equity Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 82/83 to Registrant’s
Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	August 4, 2006.
(3)	Administration Agreements.
Administration Agreements between the Registrant and DFA.
	(a)	Dated January 6, 1993 re: the

	*	DFA One-Year Fixed Income Portfolio (formerly The DFA
Fixed Income Shares)
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999
(b)	Dated August 8, 1996 re: the:
	*	Japanese Small Company Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.
(c)	Dated August 8, 1996 re: the
	*	United Kingdom Small Company Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.
(d)	Dated August 8, 1996 re: the
	*	Continental Small Company Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.
(e)	Form of Amended and Restated Administration Agreement dated March
30, 2006 re: the:
	*	U.S. Large Company Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 78/79 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	March 30, 2006.
(f)	Dated August 8, 1996 re: the
	*	Pacific Rim Small Company Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.
	(1)	Addendum Number One re: the reflection of the following name change:
	*	Pacific Rim Small Company Portfolio to Asia Pacific
Small Company Portfolio

Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 78/79 to Registrant’s
Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	March 30, 2006.
(g)	Dated January 6, 1993 re: the
	*	U.S. Small Cap Portfolio
Incorporated herein by reference to:
	Filing:		Post-Effective Amendment No. 50/51 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:		2-73948 and 811-3258.
	Filing Date:		January 22, 1999.
	(1)	Addendum Number One re: the reflection of the following name change:
		*	U.S. 6-10 Small Company Portfolio to U.S. Small Cap
Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 70/71 to Registrant’s
Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	March 29, 2004.
(h)	Dated January 6, 1993 re: the:
	*	U.S. Large Cap Value Portfolio (formerly the U.S. Large Cap
High Book-to-Market Portfolio)
Incorporated herein by reference to:
	Filing:		Post-Effective Amendment No. 50/51 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:		2-73948 and 811-3258.
	Filing Date:		January 22, 1999.
(i)	Dated January 6, 1993 re: the:
	*	U.S. Small Cap Value Portfolio
Incorporated herein by reference to:
	Filing:		Post-Effective Amendment No. 50/51 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:		2-73948 and 811-3258.
	Filing Date:		January 22, 1999.
	(1)	Addendum Number One re: the reflection of the following name change:
		*	U.S. 6-10 Value Portfolio (formerly the U.S. Small Cap
High Book to Market Portfolio) to U.S. Small Cap Value
Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 70/71 to Registrant’s
Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	March 29, 2004.
(j)	Dated February 8, 1996 re: the

	*	RWB/DFA International High Book to Market Portfolio
(formerly DFA International High Book to Market Portfolio;
formerly the Reinhardt Werba Bowen International Large Stock
Portfolio)
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.
	(1)	Addendum Number One re: the reflection of the following name change:
	*	RWB/DFA International High Book to Market Portfolio
to the AAM/DFA International High Book to Market
Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 59/60 to
Registrant’s Registration Statement on Form N-
1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 26, 2001.
(k)	Dated March 30, 1994 re:
	*	Emerging Markets Portfolios
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.
(l)	Dated February 8, 1996 re: the:
	*	Enhanced U.S. Large Company Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.
(m)	Dated February 8, 1996 re: the
	*	DFA Two-Year Global Fixed Income Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.
(n)	Form of Dated August 8, 1996 re: the:
	*	International Small Company Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 70/71 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	March 29, 2004.

(o)	Dated December 19, 1996 re: the:
	*	Emerging Markets Small Cap Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.
(p)	Dated November 30, 1997 re: the:
	*	U.S. Micro Cap Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.
	(1)	Form of Addendum Number One re: the reflection of the
following name change:
	*	U.S. 9-10 Small Company Portfolio to U.S. Micro Cap
Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 60/61 to the
Registrant’s Registration Statement on Form N-
1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 23, 2001.
(q)	Form of Amended and Restated re: the:
	*	U.S. Targeted Value Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 88/89 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	March 30, 2007.
(r)	Dated November 30, 1997 re: the:
	*	Emerging Markets Value Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.
(s)	Dated December 8, 1998 re: the:
	*	Tax-Managed U.S. Marketwide Value Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 50/51 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	January 22, 1999.
(t)	Form of Dated August 1, 2001 re: the:
	*	Tax-Managed U.S. Equity Portfolio
Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 61/62 to the Registrant’s
Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	May 18, 2001.
		(1)	Addendum Number One re: the reflection of the following name change:
		*	Tax-Managed U.S. Marketwide Portfolio to Tax-
Managed U.S. Equity Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 66/67 to the
Registrant’s Registration Statement on Form N-
1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	July 30, 2002.
(4)	Other.
	(a)	Form of Marketing Agreement dated June 29, 1994 between DFA and
National Home Life Assurance Company.
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 33/34 to the Registrant’s
Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	June 19, 1995.
	(b)	Participation Agreement between DFA Investment Dimensions Group,
Inc., DFA, DFA Securities, Inc. and National Home Life Assurance
Company.
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 33/34 to the Registrant’s
Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	June 19, 1995.
	(c)	Form of Client Service Agent Agreement re: the:
		*	RWB/DFA International High Book to Market Portfolio
(formerly the DFA International High Book to Market Portfolio and Reinhardt Werba Bowen International Large Stock
Portfolio).
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 37/38 to the Registrant’s
Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	November 22, 1995.
		(1)	Addendum Number One re: the reflection of the following name change:
		*	RWB/DFA International High Book to Market Portfolio
to the AAM/DFA International High Book to Market
Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 59/60 to the
Registrant’s Registration Statement on Form N-
1A.

File Nos.: 2-73948 and 811-3258.
Filing Date: January 26, 2001.
(d)	Fee Waiver and Expense Assumption Agreement between the Registrant and DFA dated August 7, 2006.
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 82/83 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	August 4, 2006.
(e)	Fee Waiver and Expense Assumption Agreement between the Registrant and DFA dated September 12, 2006 re:
	*	DFA Inflation-Protected Securities Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 83/84 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	September 12, 2006.
(f)	Form of Fee Waiver and Expense Assumption Agreement between the
Registrant and DFA re:
	*	DFA International Real Estate Securities Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 88/89 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	March 30, 2007.
(g)	Form of Fee Waiver and Expense Assumption Agreement between the
Registrant and DFA re:
	*	DFA California Short-Term Municipal Bond Portfolio
	*	T.A. U.S. Core Equity 2 Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 88/89 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	March 30, 2007.
(h)	Form of Amended and Restated Fee Waiver and Expense Assumption
Agreement between the Registrant and DFA re:
	*	Emerging Markets Core Equity Portfolio
	*	U.S. Core Equity 1 Portfolio
	*	U.S. Core Equity 2 Portfolio
	*	U.S. Vector Equity Portfolio
	*	International Core Equity Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 88/89 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	March 30, 2007.
(i)	Form of Amended and Restated Fee Waiver and Expense Assumption
Agreement between the Registrant and DFA re:

	*	U.S. Large Company Portfolio
	*	U.S. Targeted Value Portfolio
	*	International Small Company Portfolio
	*	Japanese Small Company Portfolio
	*	United Kingdom Small Company Portfolio
	*	Continental Small Company Portfolio
	*	Asia Pacific Small Company Portfolio (formerly, Pacific Rim
Small Company Portfolio)
	*	Tax-Managed U.S. Equity Portfolio
	*	DFA Short-Term Municipal Bond Portfolio
	*	DFA Inflation-Protected Securities Portfolio
	*	Emerging Markets Social Core Equity Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 88/89 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
Filing Date: March 30, 2007.
(j)	Form of Fee Waiver Agreement between the Registrant and DFA re:
	*	U.S. Social Core Equity 2 Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 91/92 to Registrant’s
Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 6, 2007.
(k)	Form of Free Waiver and Expense Assumption Agreement between the
Registrant and DFA re:
	*	DFA International Value ex Tobacco Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 108/109 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	June 23, 2008.
(l)	Form of Free Waiver and Expense Assumption Agreement between the
Registrant and DFA re:
	*	International Vector Equity Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 109/110 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
Filing Date: July 23, 2008.
(m)	Form of Fee Waiver and Expense Assumption Agreement between the
Registrant and DFA dated November __, 2008 re:
	*	DFA Short-Term Extended Quality Portfolio
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO-EX-
99.h.4.m.
(n)	Form of Fee Waiver and Expense Assumption Agreement between the
Registrant and DFA dated November __, 2008 re:
	*	DFA Intermediate-Term Extended Quality Portfolio

ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO-EX-
99.h.4.n.
(i)	Legal Opinion.
	(1)	Legal Opinion of Stradley, Ronon, Stevens & Young, LLP.
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 103/104 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	March 28, 2008.
(j)	Other Opinions.
	(1)	Consent of PricewaterhouseCoopers
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 103/104 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	March 28, 2008.
	(2)	Consent of PricewaterhouseCoopers LLP re LWAS/DFA International High Book to
Market Portfolio.
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 53/54 to Dimensional Investment
Group Inc.’s Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	March 28, 2008.
(k)	Omitted Financial Statements.
Not applicable.
(l)	Initial Capital Agreements.
Subscription Agreement under Section 14(a)(3) of the Investment Company Act of 1940.
Previously filed with this registration statement and incorporated herein by reference.
(m)	Rule 12b-1 Plans.
Not Applicable
(n)	Plans pursuant to Rule 18f-3.
	(1)	Multiple Class Plan Pursuant to Rule 18f-3
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 95/96 to Registrant’s
Registration Statement on Form N-1A.
	File Nos.:	2-73948 and 811-3258.
	Filing Date:	October 10, 2007.
(o)	Powers-of-Attorney.
	(1)	On behalf of the Registrant, dated as of March 30, 2007, appointing David G.
Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown and Jeff J. Jeon
as attorneys-in-fact to David G. Booth, Rex A. Sinquefield, George M.

Constantinides, John P. Gould, Roger G. Ibbotson, Robert C. Merton, Myron S.
Scholes, Abbie J. Smith and David R. Martin.
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 88/89 to Registrant’s
Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	March 30, 2007.
	(2)	On behalf of The DFA Investment Trust Company, Power-of-Attorney dated as of March 30, 2007, appointing David G. Booth, David R. Martin, Catherine L.
Newell, Valerie A. Brown and Jeff J. Jeon as attorneys-in-fact to David G.
Booth, Rex A. Sinquefield, George M. Constantinides, John P. Gould, Roger G.
Ibbotson, Robert C. Merton, Myron S. Scholes, Abbie J. Smith and David R.
Martin.
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 88/89 to Registrant’s
Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	March 30, 2007.
	(3)	On behalf of Dimensional Emerging Markets Value Fund Inc., Power-of-
Attorney dated as of March 30, 2007, appointing David G. Booth, David R.
Martin, Catherine L. Newell, Valerie A. Brown and Jeff J. Jeon as attorneys-in-
fact to David G. Booth, Rex A. Sinquefield, George M. Constantinides, John P.
Gould, Roger G. Ibbotson, Robert C. Merton, Myron S. Scholes, Abbie J. Smith
and David R. Martin.
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 88/89 to Registrant’s
Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	March 30, 2007.
(p)	Codes of Ethics.
	(1)	Code of Ethics of Registrant, Adviser, Sub-Advisers and Underwriter.
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 69/70 to Registrant’s
Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	January 29, 2004.

    ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

    None.

    ITEM 25. INDEMNIFICATION.

    Reference is made to Section 1 of Article IX of the Registrant's Amended and Restated By-Laws, which provide for indemnification, as set forth below.

    With respect to the indemnification of the Officers and Directors of the Corporation:

    (a) The Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent,

and in the manner provided, under Section 2-418 of the Maryland General Corporation Law: (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and (ii) provided, that the Corporation shall not indemnify any officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

(b)	The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

(c)	The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

    ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

(a)	Dimensional Fund Advisors LP, with a principal place of business located at 1299 Ocean Avenue, Santa Monica, CA 90401, the investment manager for the Registrant, is also the investment manager for three other registered open-end investment companies, The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund Inc. and Dimensional Investment Group Inc. The Advisor also serves as sub-advisor for certain other registered investment companies.

The Advisor is engaged in the business of providing investment advice primarily to institutional investors. For additional information, please see “Management of the Fund” in PART A and “Directors and Officers” in PART B of this Registration Statement.

Additional information as to the Advisor and the partners and executive officers of the Advisor is included in the Advisor’s Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the executive officers and partners of the Advisor and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and partners during the past two years.

(b)	The Sub-Advisor for the VA International Small Portfolio, International Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, DFA

International Real Estate Securities Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, T.A. World ex U. S. Core Equity Portfolio, International Vector Equity Portfolio, DFA Short-Term Extended Quality Portfolio and DFA Intermediate- Term Extended Quality Portfolio, each a series of the Registrant, is Dimensional Fund Advisors Ltd. (“DFAL”). DFAL has its principal place of business is 7 Down Street London W1J7AJ, United Kingdom. Additional information as to the DFAL and the directors and officers of DFAL is included in the DFAL’s Form ADV filed with the Commission (File No. 801-40136), which is incorporated herein by reference and sets forth the officers and directors of DFAL and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

(c)	The Sub-Advisor for the VA International Small Portfolio, International Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, DFA International Real Estate Securities Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, T.A. World ex U. S. Core Equity Portfolio, International Vector Equity Portfolio, DFA Short-Term Extended Quality Portfolio and DFA Intermediate- Term Extended Quality Portfolio, each a series of the Registrant, is DFA Australia Limited (“DFA Australia”). DFA has its principal placed of business is Level 43 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia. Additional information as to DFA Australia and the directors and officers of DFA Australia is included in DFA Australia’s Form ADV filed with the Commission (File No. 801-48036), which is incorporated herein by reference and sets forth the officers and directors of DFA Australia and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

    ITEM 27.  PRINCIPAL UNDERWRITERS.

(a)	DFA Securities Inc., (“DFAS”) is the principal underwriter for the Registrant. DFAS also serves as principal underwriter for The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund Inc. and Dimensional Investment Group Inc.

(b)	The following table sets forth information as to the Distributor’s Directors, Officers, Partners and Control Persons:

Name and Principal Business	Positions and Offices	Positions and Offices
Address	with Underwriter	with Fund
Darryl D. Avery	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
Arthur H. Barlow	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
Scott A. Bosworth	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Name and Principal Business	Positions and Offices	Positions and Offices
Address	with Underwriter	with Fund
Valerie A. Brown	Vice President and	Vice President and
1299 Ocean Avenue	Assistant Secretary	Assistant Secretary
Santa Monica, CA 90401
David P. Butler	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
Patrick Carter	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
Stephen A. Clark	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
Robert P. Cornell	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
Christopher S. Crossan	Vice President and Chief	Vice President and Chief
1299 Ocean Avenue	Compliance Officer	Compliance Officer
Santa Monica, CA 90401
James L. Davis	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
Robert T. Deere	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
Robert W. Dintzner	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
Kenneth Elmgren	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
Richard A. Eustice	Vice President and	Vice President and
1299 Ocean Avenue	Assistant Secretary	Assistant Secretary
Santa Monica, CA 90401

Name and Principal Business	Positions and Offices	Positions and Offices
Address	with Underwriter	with Fund
Eugene F. Fama, Jr.	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
Gretchen A. Flicker	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
Jed S. Fogdall	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
Glenn S. Freed	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
Mark R. Gochnour	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
Henry F. Gray	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
John T. Gray	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
Darla Hastings	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
Joel H. Hefner	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
Julie C. Henderson	Vice President and Fund	Vice President and Fund
1299 Ocean Avenue	Controller	Controller
Santa Monica, CA 90401
Kevin B. Hight	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Name and Principal Business	Positions and Offices	Positions and Offices
Address	with Underwriter	with Fund
Christine W. Ho	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
Jeff J. Jeon	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
Patrick M. Keating	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
Joseph F. Kolerich	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
Michael F. Lane	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
Kristina M. LaRusso	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
Immoo Lee	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
Juliet H. Lee	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
David R. Martin	Vice President, Chief	Vice President, Chief
1299 Ocean Avenue	Financial Officer and	Financial Officer and
Santa Monica, CA 90401	Treasurer	Treasurer
Catherine L. Newell	Vice President and	Vice President and
1299 Ocean Avenue	Secretary	Secretary
Santa Monica, CA 90401

Name and Principal Business	Positions and Offices	Positions and Offices
Address	with Underwriter	with Fund
Gerard K. O’Reilly	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
Carmen Palafox	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
Sonya K. Park	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
David A. Plecha	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
Ted Randall	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
Eduardo A. Repetto	Vice President and Chief	Vice President and Chief
1299 Ocean Avenue	Investment Officer	Investment Officer
Santa Monica, CA 90401
L. Jacobo Rodríguez	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
David E. Schneider	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
Ted R. Simpson	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
Bryce D. Skaff	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
Grady M. Smith	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Name and Principal Business	Positions and Offices	Positions and Offices
Address	with Underwriter	with Fund
Carl G. Snyder	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
Lawrence R. Spieth	Vice President	Vice President
10 South Wacker Drive
Suite 2275
Chicago, IL 60606
Bradley G. Steiman	Vice President	Vice President
Suite 910, 1055 West Hastings
Vancouver, B.C. V6E 2E9
Karen E. Umland	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
Carol W. Wardlaw	Vice President	Vice President
10 South Wacker Drive
Suite 2275
Chicago, IL 60606
Weston J. Wellington	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
Daniel M. Wheeler	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
Ryan Wiley	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
Paul E. Wise	Vice President	Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
Dimensional Fund Advisors LP	Shareholder
1299 Ocean Avenue
Santa Monica, CA 90401
(c) Not applicable.
ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS.

The accounts and records of the Registrant are located at the office of the Registrant and at additional locations, as follows:
	Name	Address
	DFA Investment Dimensions Group Inc.	1299 Ocean Avenue
Santa Monica, CA 90401
	PNC Global Investment Servicing	301 Bellevue Parkway,
Wilmington, DE 19809
ITEM 29.	MANAGEMENT SERVICES.
None.
ITEM 30.	UNDERTAKINGS.
Not Applicable.

SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused Post-Effective Amendment No. 112/113 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, the State of California, as of the 26th day of November 2008.

DFA INVESTMENT DIMENSIONS GROUP INC. (Registrant)

By:	/s/ David G. Booth *
David G. Booth, President
(Signature and Title)

    Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 112/113 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ David G. Booth *	President, Director, Chairman and Chief Executive Officer	November 26, 2008
David G. Booth

/s/ Rex A. Sinquefield *	Director	November 26, 2008
Rex A. Sinquefield

/s/ David R. Martin *	Chief Financial Officer, Treasurer and Vice President	November 26, 2008
David R. Martin

/s/ George M. Constantinides *	Director	November 26, 2008
George M. Constantinides

/s/ John P. Gould *	Director	November 26, 2008
John P. Gould

/s/ Roger G. Ibbotson *	Director	November 26, 2008
Roger G. Ibbotson

/s/ Robert C. Merton *	Director	November 26, 2008
Robert C. Merton

/s/ Myron S. Scholes *	Director	November 26, 2008
Myron S. Scholes

/s/ Abbie J. Smith *	Director	November 26, 2008
Abbie J. Smith
* By:	/s/ Valerie A. Brown
Valerie A. Brown
Attorney-in-Fact (Pursuant to a Power-of-Attorney)

EXHIBIT INDEX

N-1A Exhibit No.	EDGAR Exhibit No.	Description

23h(4)(m)	EX-99.h.4.m.	Form of Fee Waiver and Expense Assumption
Agreement between the Registrant and DFA Short-
Term Extended Quality Portfolio

23h(4)(n)	EX-99.h.4.n.	Form of Fee Waiver and Expense Assumption
Agreement between the Registrant and DFA
Intermediate-Term Extended Quality Portfolio